                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

                         CERTIFIED SHAREHOLDER REPORT OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-6102
-------------------------------------------------------------------------------

                               MFS SERIES TRUST VI
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Susan S. Newton
                    Massachusetts Financial Services Company
                               500 Boylston Street
                           Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000

                       Date of fiscal year end: October 31
-------------------------------------------------------------------------------

                    Date of reporting period: April 30, 2006
-------------------------------------------------------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

MFS(R) GLOBAL TOTAL RETURN FUND                                         4/30/06

SEMIANNUAL REPORT
-------------------------------------------------------------------------------

LETTER FROM THE CEO                               1
---------------------------------------------------
PORTFOLIO COMPOSITION                             2
---------------------------------------------------
EXPENSE TABLE                                     3
---------------------------------------------------
PORTFOLIO OF INVESTMENTS                          5
---------------------------------------------------
FINANCIAL STATEMENTS                             16
---------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                    29
---------------------------------------------------
BOARD REVIEW OF INVESTMENT
ADVISORY AGREEMENT                               41
---------------------------------------------------
PROXY VOTING POLICIES AND
INFORMATION                                      41
---------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                   41
---------------------------------------------------
CONTACT INFORMATION                      BACK COVER
---------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF
SHAREHOLDERS. IT IS INTENDED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR
ACCOMPANIED BY A CURRENT PROSPECTUS.

                                                        M F S(SM)
                                                        INVESTMENT MANAGEMENT(R)

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
It has been said that change is the only constant in life. As investors have seen, that theme is still accurate today as we recently have experienced shifting economic cycles because of natural disasters and political instability around the globe.

Markets worldwide have fluctuated in the past year as devastating hurricanes had a dramatic effect on the international economy, particularly on oil prices. We witnessed political unrest in the Middle East, highlighted by instability in Iraq, and in Africa, the usually stable Nigeria also experienced violence. As a result, energy prices have bounced up and down, with crude oil prices at one point topping a record $70 per barrel.

Such cycles are not uncommon and in fact have almost become the norm in our everyday lives. What does all of this mean to you as an investor? In times like these, it helps to know that you're working with a seasoned investment professional who has experience to guide you through difficult times. At MFS(R), we believe our investment management team has the knowledge and confidence to navigate through difficult cycles and at the same time see through adversity to find investment opportunities for our clients and shareholders.

Our investment management process, honed over 80 years, combines a unique concept of teamwork with our unwavering focus on the long term. We firmly believe that the best way to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. Rebalance assets regularly to maintain a desired asset allocation. Of course, these strategies cannot guarantee a profit or protect against a loss. This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer - through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    June 15, 2006

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE(i)

              Stocks                                     58.7%
              Bonds                                      31.3%
              Cash & Other Net Assets                     9.4%
              Preferred                                   0.6%

              TOP TEN HOLDINGS (i)

              United Kingdom Treasury, 8%, 2015            1.8%
              -------------------------------------------------
              United Kingdom Treasury,
              5.75%, 2009                                  1.8%
              -------------------------------------------------
              Network Rail MTN Finance PLC,
              2.913%, 2007                                 1.5%
              -------------------------------------------------
              Development Bank of Japan,
              1.6%, 2014                                   1.5%
              -------------------------------------------------
              Bank of America Corp.                        1.4%
              -------------------------------------------------
              Federal Republic of Germany,
              6.25%, 2030                                  1.4%
              -------------------------------------------------
              Nestle S.A.                                  1.2%
              -------------------------------------------------
              Federal Republic of Germany,
              6.25%, 2024                                  1.2%
              -------------------------------------------------
              Vodaphone Group PLC                          1.2%
              -------------------------------------------------
              TOTAL S.A., ADR                              1.2%
              -------------------------------------------------

              EQUITY SECTORS

              Financial Services                          15.0%
              -------------------------------------------------
              Utilities & Communications                   7.1%
              -------------------------------------------------
              Energy                                       5.3%
              -------------------------------------------------
              Consumer Staples                             4.8%
              -------------------------------------------------
              Health Care                                  4.6%
              -------------------------------------------------
              Autos & Housing                              4.5%
              -------------------------------------------------
              Industrial Goods & Services                  4.3%
              -------------------------------------------------
              Basic Materials                              3.2%
              -------------------------------------------------
              Technology                                   2.9%
              -------------------------------------------------
              Leisure                                      2.3%
              -------------------------------------------------
              Retailing                                    1.9%
              -------------------------------------------------
              Transportation                               1.5%
              -------------------------------------------------
              Special Products & Services                  1.3%
              -------------------------------------------------

              FIXED INCOME MARKET SECTORS (i)

              Non U.S. Government Bonds                   22.7%
              -------------------------------------------------
              U.S. Government Agencies                     3.0%
              -------------------------------------------------
              Commercial Mortgage-Backed
              Securities                                   2.4%
              -------------------------------------------------
              Emerging Market Bonds                        1.2%
              -------------------------------------------------
              U.S. Treasury Securities                     0.7%
              -------------------------------------------------
              High Grade Corporates                        0.7%
              -------------------------------------------------
              Municipal Bonds                              0.3%
              -------------------------------------------------
              Mortgage-Backed Securities                   0.3%
              -------------------------------------------------

              COUNTRY WEIGHTINGS (i)

              United States                               43.6%
              -------------------------------------------------
              United Kingdom                              12.9%
              -------------------------------------------------
              Japan                                       11.0%
              -------------------------------------------------
              Germany                                      8.3%
              -------------------------------------------------
              France                                       7.1%
              -------------------------------------------------
              Switzerland                                  3.0%
              -------------------------------------------------
              Netherlands                                  1.8%
              -------------------------------------------------
              New Zealand                                  1.7%
              -------------------------------------------------
              Sweden                                       1.3%
              -------------------------------------------------
              All Others                                   9.3%
              -------------------------------------------------

(i) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

Percentages are based on net assets as of 4/30/06.

The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
NOVEMBER 1, 2005 THROUGH APRIL 30, 2006.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2005 through April 30, 2006.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    11/01/05-
Class                       Ratio      11/01/05        4/30/06         4/30/06
-------------------------------------------------------------------------------
        Actual              1.30%      $1,000.00       $1,112.60         $6.81
  A     -----------------------------------------------------------------------
        Hypothetical (h)    1.30%      $1,000.00       $1,018.35         $6.51
-------------------------------------------------------------------------------
        Actual              1.95%      $1,000.00       $1,109.50        $10.20
  B    ------------------------------------------------------------------------
        Hypothetical (h)    1.95%      $1,000.00       $1,015.12         $9.74
-------------------------------------------------------------------------------
        Actual              1.95%      $1,000.00       $1,109.30        $10.20
  C     -----------------------------------------------------------------------
        Hypothetical (h)    1.95%      $1,000.00       $1,015.12         $9.74
-------------------------------------------------------------------------------
        Actual              0.95%      $1,000.00       $1,114.80         $4.98
  I     -----------------------------------------------------------------------
        Hypothetical (h)    0.95%      $1,000.00       $1,020.08         $4.76
-------------------------------------------------------------------------------
        Actual              1.45%      $1,000.00       $1,111.80         $7.59
  R     -----------------------------------------------------------------------
        Hypothetical (h)    1.45%      $1,000.00       $1,017.60         $7.25
-------------------------------------------------------------------------------
        Actual              2.05%      $1,000.00       $1,108.20        $10.72
  R1    -----------------------------------------------------------------------
        Hypothetical (h)    2.05%      $1,000.00       $1,014.63        $10.24
-------------------------------------------------------------------------------
        Actual              1.70%      $1,000.00       $1,110.50         $8.90
  R2    -----------------------------------------------------------------------
        Hypothetical (h)    1.70%      $1,000.00       $1,016.36         $8.50
-------------------------------------------------------------------------------
        Actual              1.60%      $1,000.00       $1,110.40         $8.37
  R3    -----------------------------------------------------------------------
        Hypothetical (h)    1.60%      $1,000.00       $1,016.86         $8.00
-------------------------------------------------------------------------------
        Actual              1.35%      $1,000.00       $1,112.50         $7.07
  R4    -----------------------------------------------------------------------
        Hypothetical (h)    1.35%      $1,000.00       $1,018.10         $6.76
-------------------------------------------------------------------------------
        Actual              1.05%      $1,000.00       $1,114.10         $5.50
  R5    -----------------------------------------------------------------------
        Hypothetical (h)    1.05%      $1,000.00       $1,019.59         $5.26
-------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS (unaudited) - 4/30/06

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks  - 58.7%
--------------------------------------------------------------------------------------------------
ISSUER                                                                  SHARES/PAR       VALUE ($)
--------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 1.5%
--------------------------------------------------------------------------------------------------
CBS Corp., "B"                                                              30,293    $    771,563
Nippon Television Network Corp.                                              8,330       1,259,403
PagesJaunes Groupe S.A. (l)                                                 73,650       2,128,135
Viacom, Inc., "B" (n)                                                       30,293       1,206,570
Vivendi Universal S.A. (l)                                                  29,650       1,082,242
Walt Disney Co.                                                             38,850       1,086,246
WPP Group PLC                                                               81,010         999,061
                                                                                      ------------
                                                                                      $  8,533,220
--------------------------------------------------------------------------------------------------
Aerospace - 2.5%
--------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                       85,840    $  6,515,256
Northrop Grumman Corp.                                                      74,090       4,956,621
United Technologies Corp.                                                   50,390       3,164,996
                                                                                      ------------
                                                                                      $ 14,636,873
--------------------------------------------------------------------------------------------------
Alcoholic Beverages - 0.5%
--------------------------------------------------------------------------------------------------
Diageo PLC                                                                 191,600    $  3,158,704
--------------------------------------------------------------------------------------------------
Apparel Manufacturers - 0.2%
--------------------------------------------------------------------------------------------------
NIKE, Inc., "B"                                                             15,920    $  1,302,893
--------------------------------------------------------------------------------------------------
Automotive - 2.6%
--------------------------------------------------------------------------------------------------
Autoliv, Inc.                                                               30,080    $  1,674,651
Bayerische Motoren Werke AG (l)                                             64,900       3,528,775
Compagnie Generale des Etablissements Michelin (l)                          26,970       1,945,711
Hyundai Mobis                                                               11,520       1,017,459
Johnson Controls, Inc.                                                       9,430         769,017
Nissan Motor Co. Ltd.                                                      173,000       2,276,456
PSA Peugeot Citroen S.A. (l)                                                32,760       2,152,697
Renault S.A. (l)                                                            16,640       1,930,823
                                                                                      ------------
                                                                                      $ 15,295,589
--------------------------------------------------------------------------------------------------
Banks & Credit Companies - 9.3%
--------------------------------------------------------------------------------------------------
Aiful Corp. (l)                                                             52,350    $  3,129,082
American Express Co.                                                        31,130       1,675,105
Bank of America Corp.                                                      168,096       8,391,352
BNP Paribas - Ordinary                                                      25,940       2,450,491
BNP Paribas (n)                                                              2,690         245,466
Citigroup, Inc.                                                            107,036       5,346,448
Credit Agricole S.A.                                                        83,840       3,377,439
DBS Group Holdings Ltd.                                                    169,000       1,902,720
DNB Holding A.S.A. (l)                                                      97,600       1,352,173
Fannie Mae                                                                  54,740       2,769,844
Freddie Mac                                                                 14,150         863,999
ING Groep N.V.                                                              70,350       2,862,396
Irish Life & Permanent PLC                                                  55,080       1,404,677
Nordea Bank AB                                                             108,340       1,393,897
PNC Financial Services Group, Inc.                                          35,990       2,572,205
Royal Bank of Scotland Group PLC                                            95,675       3,121,468
Shinhan Financial Group Co. Ltd.                                            21,310       1,061,941
Shinsei Bank Ltd.                                                          276,000       1,933,565
SunTrust Banks, Inc.                                                        46,890       3,626,004
Svenska Handelsbanken AB, "A" (l)                                           43,700       1,255,031
Takefuji Corp.                                                              49,730       3,234,756
Wells Fargo & Co.                                                           10,680         733,609
                                                                                      ------------
                                                                                      $ 54,703,668
--------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 0.1%
--------------------------------------------------------------------------------------------------
Premiere AG (l)(n)                                                          32,780    $    537,469
--------------------------------------------------------------------------------------------------
Brokerage & Asset Managers - 2.0%
--------------------------------------------------------------------------------------------------
Franklin Resources, Inc.                                                    13,000    $  1,210,560
Goldman Sachs Group, Inc.                                                   37,300       5,978,817
Lehman Brothers Holdings, Inc.                                              10,040       1,517,546
Mellon Financial Corp.                                                      43,410       1,633,518
Merrill Lynch & Co., Inc.                                                   18,620       1,419,961
                                                                                      ------------
                                                                                      $ 11,760,402
--------------------------------------------------------------------------------------------------
Business Services - 0.3%
--------------------------------------------------------------------------------------------------
Accenture Ltd., "A"                                                         69,950    $  2,033,447
--------------------------------------------------------------------------------------------------
Chemicals - 1.6%
--------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                            32,130    $  1,304,799
E.I. du Pont de Nemours & Co.                                               27,980       1,233,918
Nalco Holding Co. (n)                                                       40,270         759,090
PPG Industries, Inc.                                                        34,260       2,299,531
Syngenta AG                                                                 28,640       3,991,236
                                                                                      ------------
                                                                                      $  9,588,574
--------------------------------------------------------------------------------------------------
Computer Software - 0.3%
--------------------------------------------------------------------------------------------------
Oracle Corp. (n)                                                           104,850    $  1,529,762
--------------------------------------------------------------------------------------------------
Computer Software - Systems - 0.1%
--------------------------------------------------------------------------------------------------
Dell, Inc. (n)                                                              32,600    $    854,120
--------------------------------------------------------------------------------------------------
Construction- 1.9%
--------------------------------------------------------------------------------------------------
Fletcher Building Ltd.                                                     193,182    $  1,120,785
Geberit AG                                                                   2,340       2,727,550
Italcementi S.p.A.                                                         110,580       1,988,829
Masco Corp.                                                                146,360       4,668,884
Sherwin-Williams Co.                                                        14,780         752,893
                                                                                      ------------
                                                                                      $ 11,258,941
--------------------------------------------------------------------------------------------------
Consumer Goods & Services - 1.0%
--------------------------------------------------------------------------------------------------
Kao Corp.                                                                   72,000    $  1,936,624
Uni-Charm Corp. (l)                                                         69,900       4,012,192
                                                                                      ------------
                                                                                      $  5,948,816
--------------------------------------------------------------------------------------------------
Electrical Equipment - 0.5%
--------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                                 17,930    $  1,639,699
Legrand S.A. (n)                                                             3,610         105,632
W.W. Grainger, Inc.                                                         13,340       1,026,113
                                                                                      ------------
                                                                                      $  2,771,444
--------------------------------------------------------------------------------------------------
Electronics - 2.2%
--------------------------------------------------------------------------------------------------
Canon, Inc.                                                                 18,600    $  1,424,041
Intel Corp.                                                                 79,460       1,587,611
Konica Minolta Holdings, Inc. (n)                                          106,500       1,404,210
OMRON Corp.                                                                 54,100       1,512,223
Ricoh Co. Ltd.                                                              72,000       1,430,317
Royal Philips Electronics N.V.                                              37,390       1,289,775
Samsung Electronics Co. Ltd.                                                 4,260       2,908,806
Taiwan Semiconductor Manufacturing Co. Ltd., ADR                            98,900       1,036,472
                                                                                      ------------
                                                                                      $ 12,593,455
--------------------------------------------------------------------------------------------------
Energy - Independent - 1.4%
--------------------------------------------------------------------------------------------------
Apache Corp.                                                                25,670    $  1,823,597
CNOOC Ltd.                                                               1,211,500         976,607
Devon Energy Corp.                                                          23,500       1,412,585
EOG Resources, Inc.                                                         24,240       1,702,375
Norsk Hydro A.S.A.                                                          14,450       2,222,032
                                                                                      ------------
                                                                                      $  8,137,196
--------------------------------------------------------------------------------------------------
Energy - Integrated - 3.9%
--------------------------------------------------------------------------------------------------
Amerada Hess Corp.                                                          15,260    $  2,186,300
Chevron Corp.                                                               19,531       1,191,782
ConocoPhillips                                                              55,150       3,689,535
Exxon Mobil Corp.                                                           55,040       3,471,923
LUKOIL, ADR                                                                  7,550         684,030
Royal Dutch Shell PLC                                                      142,500       4,869,816
Total S.A., ADR (l)                                                         50,020       6,903,760
                                                                                      ------------
                                                                                      $ 22,997,146
--------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.3%
--------------------------------------------------------------------------------------------------
Carrefour S.A.                                                              68,960    $  3,999,148
Lawson, Inc.                                                                34,500       1,310,069
William Morrison Supermarkets PLC                                          631,220       2,141,617
                                                                                      ------------
                                                                                      $  7,450,834
--------------------------------------------------------------------------------------------------
Food & Non Alcoholic Beverages - 2.3%
--------------------------------------------------------------------------------------------------
Archer Daniels Midland Co.                                                  32,640    $  1,186,138
Kellogg Co.                                                                 39,400       1,824,614
Kirin Beverage Corp. (l)                                                    51,700       1,376,970
Nestle S.A. (l)                                                             23,469       7,150,918
Nong Shim Co. Ltd.                                                           3,814       1,065,566
Sara Lee Corp.                                                              44,040         786,995
                                                                                      ------------
                                                                                      $ 13,391,201
--------------------------------------------------------------------------------------------------
Forest & Paper Products - 0.2%
--------------------------------------------------------------------------------------------------
International Paper Co.                                                     37,660    $  1,368,941
--------------------------------------------------------------------------------------------------
Health Maintenance Organizations - 0.1%
--------------------------------------------------------------------------------------------------
CIGNA Corp.                                                                  7,270    $    777,890
--------------------------------------------------------------------------------------------------
Insurance- 3.7%
--------------------------------------------------------------------------------------------------
Allstate Corp.                                                             117,820    $  6,655,652
Aviva PLC                                                                  141,714       2,067,808
Benfield Group PLC                                                         156,140       1,105,020
Chubb Corp.                                                                 18,800         968,952
Genworth Financial, Inc., "A"                                               19,270         639,764
Hartford Financial Services Group, Inc.                                     23,640       2,173,225
Jardine Lloyd Thompson Group PLC                                           182,540       1,270,241
MetLife, Inc.                                                               99,780       5,198,538
Swiss Reinsurance Co. (l)                                                   19,190       1,398,981
                                                                                      ------------
                                                                                      $ 21,478,181
--------------------------------------------------------------------------------------------------
Leisure & Toys - 0.4%
--------------------------------------------------------------------------------------------------
Heiwa Corp. (l)                                                             63,300    $    965,928
Namco Bandai Holdings, Inc.                                                 78,500       1,132,321
                                                                                      ------------
                                                                                      $  2,098,249
--------------------------------------------------------------------------------------------------
Machinery & Tools - 1.3%
--------------------------------------------------------------------------------------------------
ASSA ABLOY AB, "B" (l)                                                      80,400    $  1,555,728
Deere & Co.                                                                 51,620       4,531,204
Illinois Tool Works, Inc.                                                   12,550       1,288,885
                                                                                      ------------
                                                                                      $  7,375,817
--------------------------------------------------------------------------------------------------
Metals & Mining - 0.5%
--------------------------------------------------------------------------------------------------
Anglo American PLC                                                          66,610    $  2,833,291
--------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 0.7%
--------------------------------------------------------------------------------------------------
Tokyo Gas Co. Ltd. (l)                                                     897,000    $  4,344,456
--------------------------------------------------------------------------------------------------
Network & Telecom - 0.3%
--------------------------------------------------------------------------------------------------
Cisco Systems, Inc. (n)                                                     55,040    $  1,153,088
ZTE Corp.                                                                  128,800         440,228
                                                                                      ------------
                                                                                      $  1,593,316
--------------------------------------------------------------------------------------------------
Pharmaceuticals - 4.5%
--------------------------------------------------------------------------------------------------
Abbott Laboratories                                                         24,030    $  1,027,042
Astellas Pharma, Inc.                                                       49,900       2,083,462
AstraZeneca PLC                                                             26,180       1,445,031
Eli Lilly & Co.                                                             18,480         977,962
GlaxoSmithKline PLC                                                        108,280       3,069,182
Johnson & Johnson                                                           82,380       4,828,292
Merck & Co., Inc.                                                           89,930       3,095,391
Novartis AG                                                                 43,300       2,481,710
Sanofi-Aventis (l)                                                          25,110       2,367,332
Schering AG (l)                                                             13,310       1,428,930
Tanabe Seiyaku Co. Ltd.                                                    106,000       1,250,402
Wyeth                                                                       45,010       2,190,637
                                                                                      ------------
                                                                                      $ 26,245,373
--------------------------------------------------------------------------------------------------
Printing & Publishing - 0.3%
--------------------------------------------------------------------------------------------------
Reed Elsevier PLC                                                          184,020    $  1,826,949
--------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.7%
--------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                          14,560    $  1,157,957
Canadian National Railway Co.                                               59,700       2,681,127
                                                                                      ------------
                                                                                      $  3,839,084
--------------------------------------------------------------------------------------------------
Specialty Chemicals - 0.9%
--------------------------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                                              12,910    $    884,593
L'Air Liquide S.A.                                                          12,776       2,763,505
L'Air Liquide S.A., Bearer Shares (l)                                        2,614         565,420
Praxair, Inc.                                                               15,440         866,647
                                                                                      ------------
                                                                                      $  5,080,165
--------------------------------------------------------------------------------------------------
Specialty Stores - 0.4%
--------------------------------------------------------------------------------------------------
Gap, Inc.                                                                   85,020    $  1,538,012
NEXT PLC                                                                    27,170         797,847
                                                                                      ------------
                                                                                      $  2,335,859
--------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 1.5%
--------------------------------------------------------------------------------------------------
KDDI Corp.                                                                     285    $  1,758,625
Vodafone Group PLC                                                       2,927,423       6,905,897
                                                                                      ------------
                                                                                      $  8,664,522
--------------------------------------------------------------------------------------------------
Telephone Services - 2.2%
--------------------------------------------------------------------------------------------------
Deutsche Telekom AG (l)                                                    120,500    $  2,176,363
France Telecom S.A. (l)                                                     83,330       1,945,401
Sprint Nextel Corp.                                                        195,630       4,851,624
Telecom Corp. of New Zealand Ltd.                                          324,150       1,184,173
Telenor A.S.A.                                                             144,550       1,674,713
Verizon Communications, Inc.                                                38,890       1,284,537
                                                                                      ------------
                                                                                      $ 13,116,811
--------------------------------------------------------------------------------------------------
Tobacco - 2.0%
--------------------------------------------------------------------------------------------------
Altria Group, Inc.                                                          85,980    $  6,290,297
British American Tobacco PLC                                               152,090       3,884,307
Swedish Match AB (l)                                                       120,810       1,812,708
                                                                                      ------------
                                                                                      $ 11,987,312
--------------------------------------------------------------------------------------------------
Trucking- 0.8%
--------------------------------------------------------------------------------------------------
TNT N.V. (l)                                                               122,360    $  4,404,481
--------------------------------------------------------------------------------------------------
Utilities - Electric Power - 2.7%
--------------------------------------------------------------------------------------------------
Dominion Resources, Inc.                                                    70,830    $  5,303,042
E.ON AG                                                                     27,970       3,405,305
FPL Group, Inc.                                                             52,030       2,060,388
Scottish Power PLC                                                          86,700         885,237
Suez S.A. (l)                                                               42,031       1,653,432
TXU Corp.                                                                   33,280       1,651,686
United Utilities PLC                                                        80,070         978,717
                                                                                      ------------
                                                                                      $ 15,937,807
--------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS (IDENTIFIED COST, $267,715,781)                                 $343,792,258
--------------------------------------------------------------------------------------------------
Bonds - 29.9%
--------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 2.4%
--------------------------------------------------------------------------------------------------
Commercial Mortgage Asset Trust, FRN, 1.128%, 2032 (a)(i)         $     17,831,764    $    764,104
Commercial Mortgage Pass-Through Certificate, FRN,
5.0913%, 2017 (a)                                                        1,400,000       1,399,803
Commercial Mortgage Pass-Through Certificates, FRN,
5.1013%, 2017 (a)                                                        2,100,000       2,098,953
Deutsche Mortgage & Asset Receiving Corp., 6.538%, 2031                    282,159         286,304
First Union National Bank Commercial Mortgage Trust, FRN,
1.194%, 2043 (a)(i)                                                     26,019,610         979,173
IMPAC CMB Trust, FRN, 5.3094%, 2036                                      2,080,115       2,080,115
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN,
5.3819%, 2041                                                            1,870,062       1,819,191
J.P. Morgan Chase Commercial Mortgage Securities Corp., FRN,
5.1013%, 2046                                                              912,088         912,662
Lehman Brothers Floating Rate Commercial Mortgage Trust, FRN,
5.0613%, 2018 (a)                                                        2,150,000       2,149,848
Wachovia Bank Commercial Mortgage Trust, FRN, 5.1413%, 2015 (a)          1,444,035       1,444,845
Wachovia Bank Commercial Mortgage Trust, FRN, 5.1913%, 2015 (a)            382,221         382,340
                                                                                      ------------
                                                                                      $ 14,317,338
--------------------------------------------------------------------------------------------------
Banks & Credit Companies - 0.8%
--------------------------------------------------------------------------------------------------
Kazkommerts International B.V., 7%, 2009                          $        863,000    $    865,158
Mizuho Capital Investment 1 Ltd., 6.686% to 2016, FRN to 2049 (a)          590,000         571,673
Ulster Bank Finance PLC, 2.789%, 2008                           EUR      1,968,000       2,480,694
VTB Capital S.A., 7.5%, 2011                                      $        823,000         862,093
                                                                                      ------------
                                                                                      $  4,779,618
--------------------------------------------------------------------------------------------------
Emerging Market Quasi-Sovereign - 0.4%
--------------------------------------------------------------------------------------------------
Gaz Capital S.A., 8.625%, 2034                                    $        180,000    $    217,242
Gazprom International S.A., 7.201%, 2020                                   334,000         346,993
Pemex Project Funding Master Trust, 8.625%, 2022                           438,000         507,204
Petronas Capital Ltd., 7.875%, 2022                                      1,086,000       1,261,349
                                                                                      ------------
                                                                                      $  2,332,788
--------------------------------------------------------------------------------------------------
Emerging Market Sovereign - 0.5%
--------------------------------------------------------------------------------------------------
Aries Vermogensverwaltungs, 9.6%, 2014 (l)                           $     750,000    $    933,750
Republic of Bulgaria, 8.25%, 2015                                          541,000         623,394
United Mexican States, 5.625%, 2017                                        584,000         558,888
United Mexican States, 8.125%, 2019                                        700,000         808,500
                                                                                      ------------
                                                                                      $  2,924,532
--------------------------------------------------------------------------------------------------
International Market Quasi-Sovereign - 6.2%
--------------------------------------------------------------------------------------------------
Development Bank of Japan, 1.4%, 2012                              JPY 114,000,000    $    987,135
Development Bank of Japan, 1.6%, 2014 (l)                          JPY 990,000,000       8,536,373
Development Bank of Japan, 1.05%, 2023 (l)                         JPY 475,000,000       3,462,137
Japan Finance Corp. for Municipal Enterprises, 2%, 2016            JPY 350,000,000       3,084,209
KfW Bankengruppe, FRN, 2.563%, 2007                                EUR   5,413,000       6,821,304
Landesbank Baden-Wurttemberg, FRN, 2.764%, 2007                    EUR   1,939,000       2,445,122
Landesbank Baden-Wurttemberg, FRN, 2.704%, 2007                    EUR   1,770,000       2,232,453
Network Rail MTN Finance PLC, FRN, 2.913%, 2007                    EUR   6,885,000       8,683,379
                                                                                      ------------
                                                                                      $ 36,252,112
--------------------------------------------------------------------------------------------------
International Market Sovereign - 14.4%
--------------------------------------------------------------------------------------------------
Bayerische Landesbank, 2.664%, 2006                                EUR     284,000    $    358,160
Federal Republic of Germany, 3.5%, 2008                            EUR   1,075,000       1,356,302
Federal Republic of Germany, 5.25%, 2010                           EUR   1,677,000       2,241,358
Federal Republic of Germany, 3.75%, 2015                           EUR   2,681,000       3,332,618
Federal Republic of Germany, 6.25%, 2024                           EUR   4,298,000       6,830,336
Federal Republic of Germany, 6.25%, 2030                           EUR   4,864,000       7,989,211
Government of New Zealand, 6.5%, 2013 (l)                          NZD   7,912,000       5,238,265
Government of New Zealand, 6%, 2017 (l)                            NZD   3,309,000       2,139,465
Kingdom of Belgium, 3.75%, 2009                                    EUR   2,266,000       2,876,516
Kingdom of Belgium, 5%, 2012                                       EUR     931,000       1,249,845
Kingdom of Netherlands, 5%, 2012                                   EUR   1,496,855       2,008,492
Kingdom of Spain, 5.35%, 2011                                      EUR   2,376,000       3,220,886
Quebec Province, 1.6%, 2013                                        JPY 105,000,000         907,472
Republic of Austria, 5%, 2012                                      EUR   2,966,000       3,977,692
Republic of Finland, 3%, 2008                                      EUR   4,062,000       5,080,118
Republic of Finland, 5.375%, 2013                                  EUR   1,297,000       1,786,043
Republic of France, 4.75%, 2012                                    EUR   1,736,000       2,305,322
Republic of France, 6%, 2025                                       EUR   1,537,000       2,404,854
Republic of France, 4.75%, 2035                                    EUR     892,000       1,223,656
Republic of Ireland, 4.25%, 2007                                   EUR   1,502,000       1,919,643
Republic of Ireland, 4.6%, 2016                                    EUR     664,000         878,848
United Kingdom Treasury, 5.75%, 2009                               GBP   5,355,000      10,098,307
United Kingdom Treasury, 5%, 2012                                  GBP   2,028,000       3,757,847
United Kingdom Treasury, 8%, 2015                                  GBP   4,477,000      10,274,828
United Kingdom Treasury, 4.25%, 2036                               GBP     379,000         686,787
                                                                                      ------------
                                                                                      $ 84,142,871
--------------------------------------------------------------------------------------------------
Mortgage Backed - 0.3%
--------------------------------------------------------------------------------------------------
Fannie Mae, 4.98%, 2015                                              $     215,391    $    205,811
Fannie Mae, 5.424%, 2016                                                   352,000         348,989
Freddie Mac, 5%, 2024                                                    1,111,057       1,104,356
                                                                                      ------------
                                                                                      $  1,659,156
--------------------------------------------------------------------------------------------------
Municipals - 0.3%
--------------------------------------------------------------------------------------------------
Honolulu, HI, City & County Rev., "A", MBIA, 5%, 2015                $   1,625,000    $  1,725,474
--------------------------------------------------------------------------------------------------
Pharmaceuticals - 0.1%
--------------------------------------------------------------------------------------------------
Teva Pharmaceutical Finance LLC, 5.55%, 2016                         $     900,000    $    859,556
--------------------------------------------------------------------------------------------------
U.S. Government Agencies- 3.0%
--------------------------------------------------------------------------------------------------
Aid-Egypt, 4.45%, 2015                                               $   1,113,000    $  1,035,875
Fannie Mae, 4.25%, 2007                                                  2,910,000       2,872,204
Freddie Mac, 4.2%, 2007                                                  2,523,000       2,486,819
Small Business Administration, 4.76%, 2025                               1,430,396       1,345,308
Small Business Administration, 5.09%, 2025                                 231,477         222,687
Small Business Administration, 5.36%, 2025                               2,238,000       2,193,237
Small Business Administration, 5.21%, 2026                               2,780,000       2,694,523
Small Business Administration, 5.35%, 2026                               2,350,000       2,298,077
Small Business Administration, 5.57%, 2026                               2,233,000       2,214,512
                                                                                      ------------
                                                                                      $ 17,363,242
--------------------------------------------------------------------------------------------------
U.S. Treasury Obligations - 1.5%
--------------------------------------------------------------------------------------------------
U.S. Treasury Bonds, 8%, 2021                                        $   1,529,000    $  1,962,854
U.S. Treasury Notes, 3.125%, 2008 (f)                                    2,314,000       2,221,169
U.S. Treasury Notes, 4.25%, 2013                                         1,157,000       1,101,319
U.S. Treasury Notes, 4%, 2015                                            3,729,000       3,455,150
                                                                                      ------------
                                                                                      $  8,740,492
--------------------------------------------------------------------------------------------------
  TOTAL BONDS (IDENTIFIED COST, $176,767,673)                                         $175,097,179
--------------------------------------------------------------------------------------------------
Preferred Stocks - 0.6%
--------------------------------------------------------------------------------------------------
Chemicals - 0.6%
--------------------------------------------------------------------------------------------------
Henkel KGaA (Identified Cost, $2,874,639)                                   29,730    $  3,574,211
--------------------------------------------------------------------------------------------------
Warrants - 0.0%
--------------------------------------------------------------------------------------------------
                                                  STRIKE       FIRST
                                                   PRICE    EXERCISE
--------------------------------------------------------------------------------------------------
Chemicals - 0.0%
--------------------------------------------------------------------------------------------------
Syngenta AG (n) (Identified Cost, $11,857)    CHF 234.00     5/23/06        28,880    $     46,295
--------------------------------------------------------------------------------------------------
Rights - 0.0%
--------------------------------------------------------------------------------------------------
Insurance - 0.0%
--------------------------------------------------------------------------------------------------
Swiss Reinsurance Co.                         CHF  92.25     4/28/06        19,190    $          0
--------------------------------------------------------------------------------------------------
Short-Term Obligations - 9.5% (y)
--------------------------------------------------------------------------------------------------
Edison Asset Securitization LLC, 4.82%, due 5/01/06 (t)              $  23,351,000    $ 23,351,000
General Electric Capital Corp., 4.82%, due 5/01/06                       8,510,000       8,510,000
New Center Asset Trust, 4.82%, due 5/01/06                              23,351,000      23,351,000
--------------------------------------------------------------------------------------------------
  TOTAL SHORT-TERM OBLIGATIONS, AT AMORTIZED COST
  AND VALUE                                                                           $ 55,212,000
--------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 9.8%
--------------------------------------------------------------------------------------------------
Morgan Stanley Repurchase Agreement, 4.895%, dated 4/28/06,
due 05/01/06, total to be received $50,344,497 (secured by
various U.S. Treasury and Federal Agency obligations in an
individually traded account), at Cost                                   50,337,653    $ 50,337,653
Navigator Securities Lending Prime Portfolio, at Cost and Net
Asset Value                                                              7,052,820       7,052,820
--------------------------------------------------------------------------------------------------
  TOTAL COLLATERAL FOR SECURITIES LOANED                                              $ 57,390,473
--------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (IDENTIFIED COST, $559,972,423) (k)                               $635,112,416
--------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (8.5)%                                                (49,633,525)
--------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                 $585,478,891
--------------------------------------------------------------------------------------------------

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $9,790,739, representing 1.7% of net assets.
(f) All or a portion of the security has been segregated as collateral for an open futures contract.
(i) Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of April 30, 2006, the fund held securities fair valued in accordance with the policies adopted by the Board of Trustees, aggregating $175,712,787 and 27.67% of market value, of which 27.23% of market value was provided by an independent pricing service using an evaluated bid.
(l) All or a portion of this security is on loan.
(n) Non-income producing security.
(t) Security exempt from registration with the U.S. Securities and Exchange Commission under Section 4(2) of the Securities Act of 1933.
(y) The rate shown represents an annualized yield at time of purchase.

The following abbreviations are used in the Portfolio of Investments and are defined:

ADR  American Depository Receipt
FRN  Floating Rate Note. The interest rate is the rate in effect as of period end.
Insurers
-------------------------------------------------------------------------------
MBIA MBIA Insurance Corp.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:
AUD  Australian Dollar
CAD  Canadian Dollar
CHF  Swiss Franc
DKK  Danish Krone
EUR  Euro
GBP  British Pound
JPY  Japanese Yen
MXN  Mexican Peso
NOK  Norwegian Krone
NZD  New Zealand Dollar
SEK  Swedish Krona
TRY  Turkish Lira

Derivatives

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

Sales and Purchases in the table below are reported by currency.

                                                                            NET UNREALIZED
   CONTRACTS TO                                               CONTRACTS      APPRECIATION
  DELIVER/RECEIVE     SETTLEMENT DATE     IN EXCHANGE FOR     AT VALUE      (DEPRECIATION)
------------------------------------------------------------------------------------------
SALES
-----------------------------------------------------------------------------------------
AUD     1,517,025              6/07/06       $1,135,974       $1,151,907        $(15,933)
CAD       465,864              5/15/06          400,000          416,444         (16,444)
CHF     1,410,697              5/08/06        1,135,939        1,137,719          (1,780)
DKK    13,478,719              5/10/06        2,193,695        2,280,412         (86,717)
EUR     7,817,027              5/17/06        9,684,839        9,872,773        (187,934)
GBP     8,835,378              6/05/06       15,463,743       16,103,257        (639,514)
JPY   469,675,900    5/17/06 - 6/05/06        4,094,935        4,143,780         (48,845)
NOK    12,172,521    5/10/06 - 6/08/06        1,888,791        1,974,758         (85,967)
NZD    17,989,280              6/06/06       10,921,188       11,438,835        (517,647)
SEK    14,576,527    5/08/06 - 5/10/06        1,866,082        1,981,371        (115,289)
-----------------------------------------------------------------------------------------
                                            $48,785,186      $50,501,256     $(1,716,070)
-----------------------------------------------------------------------------------------
PURCHASES
-----------------------------------------------------------------------------------------
AUD     3,941,825    6/06/06 - 6/07/06       $2,865,279       $2,993,130        $127,851
CAD     6,333,485              5/15/06        5,460,788        5,661,607         200,819
CHF     2,226,020              5/08/06        1,721,871        1,795,271          73,400
DKK    13,478,719              5/10/06        2,163,518        2,280,411         116,893
EUR    16,518,294    5/17/06 - 6/13/06       20,194,431       20,874,958         680,527
GBP     2,386,147              6/05/06        4,238,682        4,348,964         110,282
JPY 5,112,906,227              5/17/06       43,849,758       45,064,874       1,215,116
MXN     6,611,340              5/09/06          600,000          597,381          (2,619)
NOK    12,172,521    5/10/06 - 6/08/06        1,826,802        1,974,758         147,956
NZD     5,889,102              6/06/06        3,672,921        3,744,701          71,780
SEK    26,250,682              5/10/06        3,436,918        3,568,419         131,501
TRY       764,645              5/25/06          576,438          574,853          (1,585)
-----------------------------------------------------------------------------------------
                                            $90,607,406      $93,479,327      $2,871,921
-----------------------------------------------------------------------------------------

At April 30, 2006, forward foreign currency purchases and sales under master netting agreements excluded above amounted to a net receivable of $458,422 with Merrill Lynch International.

FUTURES CONTRACTS OUTSTANDING AT APRIL 30, 2006:


                                                                                   UNREALIZED
                                                                  EXPIRATION     APPRECIATION
DESCRIPTION                           CONTRACTS          VALUE          DATE    (DEPRECIATION)
---------------------------------------------------------------------------------------------
Japan Government Bond 10 yr (Long)            9    $10,490,045        Jun-06        $(183,185)
U.S. Treasury Note 10 yr (Short)             46     $4,856,594        Jun-06           93,816
---------------------------------------------------------------------------------------------
                                                                                     $(89,369)
---------------------------------------------------------------------------------------------

At April 30, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

AT 4/30/06
ASSETS
------------------------------------------------------------------------------------------
Investments, at value, including $55,492,226 of securities
on loan (identified cost, $559,972,423)                       $635,112,416
Cash                                                                40,260
Foreign currency, at value (identified cost, $4,546,408)         4,586,770
Receivable for forward foreign currency exchange contracts       2,876,120
Receivable for forward foreign currency exchange contracts
subject to master netting agreements                               458,422
Receivable for daily variation margin on open futures
contracts                                                           41,224
Receivable for investments sold                                  9,121,362
Receivable for fund shares sold                                  1,107,622
Interest and dividends receivable                                3,662,040
Receivable from investment adviser                                 404,133
------------------------------------------------------------------------------------------
Total assets                                                                  $657,410,369
------------------------------------------------------------------------------------------
LIABILITIES
------------------------------------------------------------------------------------------
Payable for forward foreign currency exchange contracts         $1,720,269
Payable for investments purchased                               10,960,030
Payable for fund shares reacquired                               1,348,076
Collateral for securities loaned, at value (c)                  57,390,473
Payable to affiliates
  Management fee                                                   151,820
  Shareholder servicing costs                                       96,171
  Distribution and service fees                                     27,445
  Administrative services fee                                          956
  Retirement plan administration and services fees                      38
Payable for independent trustees' compensation                      63,077
Accrued expenses and other liabilities                             173,123
------------------------------------------------------------------------------------------
Total liabilities                                                              $71,931,478
------------------------------------------------------------------------------------------
Net assets                                                                    $585,478,891
------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
------------------------------------------------------------------------------------------
Paid-in capital                                               $487,022,567
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign
currencies                                                      76,746,944
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                   19,907,058
Undistributed net investment income                              1,802,322
------------------------------------------------------------------------------------------
Net assets                                                                    $585,478,891
------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                       39,934,380
------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued
Class A shares
------------------------------------------------------------------------------------------
  Net assets                                                  $376,362,402
  Shares outstanding                                            25,781,663
------------------------------------------------------------------------------------------
  Net asset value per share                                                         $14.60
------------------------------------------------------------------------------------------
  Offering price per share (100/95.25Xnet asset value
  per share)                                                                        $15.33
------------------------------------------------------------------------------------------
Class B shares
------------------------------------------------------------------------------------------
  Net assets                                                  $117,650,216
  Shares outstanding                                             7,935,866
------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                      $14.83
------------------------------------------------------------------------------------------
Class C shares
------------------------------------------------------------------------------------------
  Net assets                                                   $83,950,230
  Shares outstanding                                             5,699,826
------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                      $14.73
------------------------------------------------------------------------------------------
Class I shares
------------------------------------------------------------------------------------------
  Net assets                                                    $3,234,520
  Shares outstanding                                               222,964
------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                         $14.51
------------------------------------------------------------------------------------------
Class R shares
------------------------------------------------------------------------------------------
  Net assets                                                    $2,326,721
  Shares outstanding                                               160,050
------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                         $14.54
------------------------------------------------------------------------------------------
Class R1 shares
------------------------------------------------------------------------------------------
  Net assets                                                      $251,581
  Shares outstanding                                                17,088
------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                         $14.72
------------------------------------------------------------------------------------------
Class R2 shares
------------------------------------------------------------------------------------------
  Net assets                                                      $107,175
  Shares outstanding                                                 7,276
------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                         $14.73
------------------------------------------------------------------------------------------
Class R3 shares
------------------------------------------------------------------------------------------
  Net assets                                                      $793,808
  Shares outstanding                                                54,618
------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                         $14.53
------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class R4 shares
------------------------------------------------------------------------------------------
  Net assets                                                      $745,618
  Shares outstanding                                                51,146
------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                         $14.58
------------------------------------------------------------------------------------------
Class R5 shares
------------------------------------------------------------------------------------------
  Net assets                                                       $56,620
  Shares outstanding                                                 3,883
------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price
  per share                                                                         $14.58
------------------------------------------------------------------------------------------

(c) Non-cash collateral not included.
On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class
B, and Class C shares.
SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS                        Statement of Operations (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

SIX MONTHS ENDED 4/30/06


NET INVESTMENT INCOME
-------------------------------------------------------------------------------------------
Income
  Interest                                                        $4,432,431
  Dividends                                                        3,918,312
  Foreign taxes withheld                                            (175,181)
-------------------------------------------------------------------------------------------
Total investment income                                                          $8,175,562
-------------------------------------------------------------------------------------------
Expenses
  Management fee                                                  $2,358,925
  Distribution and service fees                                    1,622,063
  Shareholder servicing costs                                        519,842
  Administrative services fee                                         34,611
  Retirement plan administration and services fees                     1,288
  Independent trustees' compensation                                   9,122
  Custodian fee                                                      130,716
  Shareholder communications                                          57,095
  Auditing fees                                                       25,621
  Legal fees                                                           6,519
  Miscellaneous                                                      128,607
-------------------------------------------------------------------------------------------
Total expenses                                                                   $4,894,409
-------------------------------------------------------------------------------------------
  Fees paid indirectly                                               (39,700)
  Reduction of expenses by investment adviser                       (591,811)
-------------------------------------------------------------------------------------------
Net expenses                                                                     $4,262,898
-------------------------------------------------------------------------------------------
Net investment income                                                            $3,912,664
-------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
-------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                        $34,734,630
  Futures contracts                                                 (123,414)
  Foreign currency transactions                                   (1,088,842)
-------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                           $33,522,374
-------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                    $19,499,228
  Futures contracts                                                   62,541
  Translation of assets and liabilities in foreign currencies      3,033,948
-------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                            $22,595,717
-------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                $56,118,091
-------------------------------------------------------------------------------------------
Change in net assets from operations                                            $60,030,755
-------------------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS                       Statements of Changes in Net Assets

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                        SIX MONTHS ENDED      YEAR ENDED
                                                                 4/30/06        10/31/05
                                                             (UNAUDITED)
CHANGE IN NET ASSETS
----------------------------------------------------------------------------------------
FROM OPERATIONS
----------------------------------------------------------------------------------------
Net investment income                                         $3,912,664      $7,590,844
Net realized gain (loss) on investments and foreign
currency transactions                                         33,522,374      56,533,830
Net unrealized gain (loss) on investments and foreign
currency translation                                          22,595,717     (24,553,918)
----------------------------------------------------------------------------------------
Change in net assets from operations                         $60,030,755     $39,570,756
----------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
        --------------------------------------------------------------------------------
From net investment income
  Class A                                                    $(2,575,096)   $(11,999,109)
  Class B                                                       (209,531)     (3,414,168)
  Class C                                                       (178,204)     (1,726,657)
  Class I                                                        (31,761)       (108,523)
  Class R                                                        (13,346)        (60,209)
  Class R1                                                          (219)           (556)
  Class R2                                                          (676)           (591)
  Class R3                                                        (1,898)         (4,662)
  Class R4                                                          (378)           (656)
  Class R5                                                          (481)           (690)
From net realized gain on investments and
foreign currency transactions
  Class A                                                    (27,058,316)    (21,507,585)
  Class B                                                     (9,148,385)     (9,135,951)
  Class C                                                     (5,867,929)     (4,107,200)
  Class I                                                       (248,822)       (174,939)
  Class R                                                       (161,515)        (95,337)
  Class R1                                                        (6,293)             --
  Class R2                                                        (9,823)             --
  Class R3                                                       (12,793)         (9,689)
  Class R4                                                        (4,033)             --
  Class R5                                                        (3,950)             --
----------------------------------------------------------------------------------------
Total distributions declared to shareholders                $(45,533,449)   $(52,346,522)
----------------------------------------------------------------------------------------
Change in net assets from fund share transactions            $11,674,764     $83,530,915
----------------------------------------------------------------------------------------
Redemption fees                                                      $--          $3,682
----------------------------------------------------------------------------------------
Total change in net assets                                   $26,172,070     $70,758,831
----------------------------------------------------------------------------------------
NET ASSETS
----------------------------------------------------------------------------------------
At beginning of period                                      $559,306,821    $488,547,990
At end of period (including undistributed net investment
income of $1,802,322 and $901,248, respectively)            $585,478,891    $559,306,821
----------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Financial Highlights

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                          SIX MONTHS                            YEARS ENDED 10/31
                                               ENDED     --------------------------------------------------------------
CLASS A                                      4/30/06         2005           2004         2003         2002         2001
                                         (UNAUDITED)

Net asset value, beginning of period        $14.30         $14.73         $12.98       $11.41       $11.64       $13.76
-----------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                  $0.11          $0.24          $0.19        $0.18        $0.21        $0.22
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                    1.40           0.94           1.97         1.63        (0.33)       (1.02)
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations             $1.51          $1.18          $2.16        $1.81       $(0.12)      $(0.80)
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------
  From net investment income                $(0.10)        $(0.56)        $(0.41)      $(0.24)      $(0.11)      $(0.48)
  From net realized gain on
  investments and foreign currency
  transactions                               (1.11)         (1.05)            --           --           --        (0.82)
  From paid-in capital                          --             --             --           --           --        (0.02)
-----------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                $(1.21)        $(1.61)        $(0.41)      $(0.24)      $(0.11)      $(1.32)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $14.60         $14.30         $14.73       $12.98       $11.41       $11.64
-----------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                   11.26(n)        8.26          16.94        16.09        (1.02)       (6.38)
-----------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions (f)                                1.51(a)        1.55(m)        1.54         1.54         1.53         1.47
Expenses after expense reductions (f)         1.30(a)        1.48           1.54         1.54         1.53         1.47
Net investment income                         1.62(a)        1.64           1.37         1.53         1.79         1.80
Portfolio turnover                              39             82             76          105           72           69
Net assets at end of period
(000 Omitted)                             $376,362       $353,745       $298,826     $261,042     $213,983     $197,374
-----------------------------------------------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                          SIX MONTHS                            YEARS ENDED 10/31
                                               ENDED     --------------------------------------------------------------
CLASS B                                      4/30/06         2005           2004         2003         2002         2001
                                         (UNAUDITED)

Net asset value, beginning of period        $14.47         $14.82         $13.03       $11.43       $11.65       $13.72
-----------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                  $0.07          $0.14          $0.10        $0.11        $0.13        $0.14
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                    1.43           0.95           1.99         1.62        (0.31)       (1.03)
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations             $1.50          $1.09          $2.09        $1.73       $(0.18)      $(0.89)
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------
  From net investment income                $(0.03)        $(0.39)        $(0.30)      $(0.13)      $(0.04)      $(0.34)
  From net realized gain on
  investments and foreign currency
  transactions                               (1.11)         (1.05)            --           --           --        (0.82)
  From paid-in capital                          --             --             --           --           --        (0.02)
-----------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                $(1.14)        $(1.44)        $(0.30)      $(0.13)      $(0.04)      $(1.18)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $14.83         $14.47         $14.82       $13.03       $11.43       $11.65
-----------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                   10.95(n)        7.56          16.14        15.33        (1.58)       (7.05)
-----------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions (f)                                2.16(a)        2.20(m)        2.20         2.20         2.18         2.12
Expenses after expense reductions (f)         1.95(a)        2.13           2.20         2.20         2.18         2.12
Net investment income                         0.96(a)        0.98           0.72         0.88         1.12         1.14
Portfolio turnover                              39             82             76          105           72           69
Net assets at end of period
(000 Omitted)                             $117,650       $124,013       $129,141     $129,378      $84,729     $104,442
-----------------------------------------------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                          SIX MONTHS                            YEARS ENDED 10/31
                                               ENDED     --------------------------------------------------------------
CLASS C                                      4/30/06         2005           2004         2003         2002         2001
                                         (UNAUDITED)

Net asset value, beginning
of period                                   $14.39         $14.76         $12.99       $11.40       $11.62       $13.68
-----------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                  $0.07          $0.15          $0.10        $0.11        $0.13        $0.14
  Net realized and unrealized gain (loss)
  on investments and foreign currency         1.41           0.94           1.97         1.62        (0.31)       (1.02)
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations             $1.48          $1.09          $2.07        $1.73       $(0.18)      $(0.88)
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------
  From net investment income                $(0.03)        $(0.41)        $(0.30)      $(0.14)      $(0.04)      $(0.34)
  From net realized gain on investments and
  foreign currency transactions              (1.11)         (1.05)            --           --           --        (0.82)
  From paid-in capital                          --             --             --           --           --        (0.02)
-----------------------------------------------------------------------------------------------------------------------
Total distributions declared to
  shareholders                              $(1.14)        $(1.46)        $(0.30)      $(0.14)      $(0.04)      $(1.18)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $14.73         $14.39         $14.76       $12.99       $11.40       $11.62
-----------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                   10.93(n)        7.59          16.12        15.27        (1.56)       (7.03)
-----------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)        2.16(a)        2.19(m)        2.20         2.20         2.18         2.12
Expenses after expense reductions (f)         1.95(a)        2.12           2.20         2.20         2.18         2.12
Net investment income                         0.98(a)        1.00           0.72         0.89         1.13         1.14
Portfolio turnover                              39             82             76          105           72           69
Net assets at end of period (000 Omitted)  $83,950        $75,974        $57,119      $54,438      $35,660      $38,230
-----------------------------------------------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                          SIX MONTHS                            YEARS ENDED 10/31
                                               ENDED     --------------------------------------------------------------
CLASS I                                      4/30/06         2005           2004         2003         2002         2001
                                         (UNAUDITED)

Net asset value, beginning of period        $14.23         $14.69         $12.96       $11.42       $11.65       $13.80
-----------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                  $0.14          $0.29          $0.24        $0.25        $0.25        $0.27
  Net realized and unrealized gain (loss)
  on investments and foreign currency         1.39           0.93           1.96         1.60        (0.32)       (1.03)
-----------------------------------------------------------------------------------------------------------------------
Total from investment operations             $1.53          $1.22          $2.20        $1.85       $(0.07)      $(0.76)
-----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------
  From net investment income                $(0.14)        $(0.63)        $(0.47)      $(0.31)      $(0.16)      $(0.55)
  From net realized gain on investments and
  foreign currency transactions              (1.11)         (1.05)            --           --           --        (0.82)
  From paid-in capital                          --             --             --           --           --        (0.02)
-----------------------------------------------------------------------------------------------------------------------
Total distributions declared to
  shareholders                              $(1.25)        $(1.68)        $(0.47)      $(0.31)      $(0.16)      $(1.39)
-----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period              $14.51         $14.23         $14.69       $12.96       $11.42       $11.65
-----------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                      11.48(n)        8.65          17.31        16.49        (0.65)       (6.06)
-----------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)        1.16(a)        1.19(m)        1.16         1.20         1.18         1.12
Expenses after expense reductions (f)         0.95(a)        1.12           1.16         1.20         1.18         1.12
Net investment income                         1.96(a)        1.99           1.59         1.93         2.14         2.14
Portfolio turnover                              39             82             76          105           72           69
Net assets at end of period (000 Omitted)   $3,235         $3,170         $2,286      $56,010       $1,540       $1,307
-----------------------------------------------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                        SIX MONTHS               YEARS ENDED 10/31
                                                             ENDED       ---------------------------------
CLASS R                                                    4/30/06         2005         2004       2003(i)
                                                       (UNAUDITED)

Net asset value, beginning of period                        $14.24       $14.71       $12.97     $11.54
-------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------
  Net investment income (d)                                  $0.10        $0.22        $0.21      $0.14
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                        1.40         0.93         1.94       1.40(g)
-------------------------------------------------------------------------------------------------------
Total from investment operations                             $1.50        $1.15        $2.15      $1.54
-------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
  From net investment income                                $(0.09)      $(0.57)      $(0.41)    $(0.11)
  From net realized gain on investments and foreign
  currency transactions                                      (1.11)       (1.05)          --         --
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                $(1.20)      $(1.62)      $(0.41)    $(0.11)
-------------------------------------------------------------------------------------------------------
Net asset value, end of period                              $14.54       $14.24       $14.71     $12.97
-------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                      11.18(n)      8.08        16.89      13.41(n)
-------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                        1.66(a)      1.68(m)      1.71       1.68(a)
Expenses after expense reductions (f)                         1.45(a)      1.61         1.71       1.68(a)
Net investment income                                         1.48(a)      1.52         1.24       1.34(a)
Portfolio turnover                                              39           82           76        105
Net assets at end of period (000 Omitted)                   $2,327       $2,043       $1,043        $12
-------------------------------------------------------------------------------------------------------


                                                                                SIX MONTHS     YEAR ENDED
CLASS R1                                                                     ENDED 4/30/06    10/31/05(i)
                                                                               (UNAUDITED)

Net asset value, beginning of period                                                $14.40         $14.42
---------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                          $0.07          $0.08
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                                1.40           0.06(g)
---------------------------------------------------------------------------------------------------------
Total from investment operations                                                     $1.47          $0.14
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------
  From net investment income                                                        $(0.04)        $(0.16)
  From net realized gain on investments and foreign currency transactions            (1.11)            --
---------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                        $(1.15)        $(0.16)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $14.72         $14.40
---------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                              10.82(n)        0.99(n)
---------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                                2.36(a)        2.37(a)(m)
Expenses after expense reductions (f)                                                 2.05(a)        2.28(a)
Net investment income                                                                 0.94(a)        0.91(a)
Portfolio turnover                                                                      39             82
Net assets at end of period (000 Omitted)                                             $252            $52
---------------------------------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued


                                                                                SIX MONTHS     YEAR ENDED
CLASS R2                                                                     ENDED 4/30/06    10/31/05(i)
                                                                               (UNAUDITED)

Net asset value, beginning of period                                                $14.42         $14.42
---------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
---------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                          $0.09          $0.10
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                                1.41           0.07(g)
---------------------------------------------------------------------------------------------------------
Total from investment operations                                                     $1.50          $0.17
---------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
---------------------------------------------------------------------------------------------------------
  From net investment income                                                        $(0.08)        $(0.17)
  From net realized gain on investments and foreign currency transactions            (1.11)            --
---------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                        $(1.19)        $(0.17)
---------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $14.73         $14.42
---------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                              11.05(n)        1.20(n)
---------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
---------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                                2.06(a)        2.06(a)(m)
Expenses after expense reductions (f)                                                 1.70(a)        1.97(a)
Net investment income                                                                 1.21(a)        1.23(a)
Portfolio turnover                                                                      39             82
Net assets at end of period (000 Omitted)                                             $107            $51
---------------------------------------------------------------------------------------------------------

                                                                                                  YEARS ENDED 10/31
                                                                                SIX MONTHS       -------------------
CLASS R3                                                                     ENDED 4/30/06         2005         2004
                                                                               (UNAUDITED)

Net asset value, beginning of period                                                $14.24       $14.67       $12.97
--------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
--------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                          $0.10        $0.18        $0.12
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                                    1.38         0.94         1.99
--------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                     $1.48        $1.12        $2.11
--------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
--------------------------------------------------------------------------------------------------------------------
  From net investment income                                                        $(0.08)      $(0.50)      $(0.41)
  From net realized gain on investments and foreign currency
  transactions                                                                       (1.11)       (1.05)          --
--------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                        $(1.19)      $(1.55)      $(0.41)
--------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                      $14.53       $14.24       $14.67
--------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                              11.04(n)      7.87        16.52
--------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
--------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                                1.91(a)      1.95(m)      1.95
Expenses after expense reductions (f)                                                 1.60(a)      1.87         1.95
Net investment income                                                                 1.57(a)      1.24         0.91
Portfolio turnover                                                                      39           82           76
Net assets at end of period (000 Omitted)                                             $794         $159         $133
--------------------------------------------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued


                                                                         SIX MONTHS        YEAR ENDED
CLASS R4                                                              ENDED 4/30/06       10/31/05(i)
                                                                        (UNAUDITED)
Net asset value, beginning of period                                         $14.28            $14.26
-----------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------
  Net investment income (d)                                                   $0.14             $0.14
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                         1.37              0.07(g)
-----------------------------------------------------------------------------------------------------
Total from investment operations                                              $1.51             $0.21
-----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------
  From net investment income                                                 $(0.10)           $(0.19)
  From net realized gain on investments and foreign currency transactions     (1.11)               --
-----------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                 $(1.21)           $(0.19)
-----------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $14.58            $14.28
-----------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                       11.25(n)           1.48(n)
-----------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                         1.56(a)           1.57(a)(m)
Expenses after expense reductions (f)                                          1.35(a)           1.50(a)
Net investment income                                                          2.16(a)           1.70(a)
Portfolio turnover                                                               39                82
Net assets at end of period (000 Omitted)                                      $746               $51
-----------------------------------------------------------------------------------------------------


                                                                         SIX MONTHS        YEAR ENDED
CLASS R5                                                              ENDED 4/30/06       10/31/05(i)
                                                                        (UNAUDITED)
Net asset value, beginning of period                                         $14.29            $14.26
-----------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------
  Net investment income (d)                                                   $0.13             $0.17
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                         1.40              0.06(g)
-----------------------------------------------------------------------------------------------------
Total from investment operations                                              $1.53             $0.23
-----------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------
  From net investment income                                                 $(0.13)           $(0.20)
  From net realized gain on investments and foreign currency
  transactions                                                                (1.11)               --
-----------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                 $(1.24)           $(0.20)
-----------------------------------------------------------------------------------------------------
Net asset value, end of period                                               $14.58            $14.29
-----------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                       11.41(n)           1.62(n)
-----------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                         1.26(a)           1.27(a)(m)
Expenses after expense reductions (f)                                          1.05(a)           1.20(a)
Net investment income                                                          1.88(a)           2.00(a)
Portfolio turnover                                                               39                82
Net assets at end of period (000 Omitted)                                       $57               $51
-----------------------------------------------------------------------------------------------------
SEE NOTES TO FINANCIAL STATEMENTS

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.
(a) Annualized.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, December 31, 2002 (Class R), and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(m) Due to a revision, the ratio of expenses before expense reductions for the year ended October 31, 2005 has been changed from what was previously reported. There was no impact to net assets or the expenses charged to the shareholder.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Global Total Return Fund (the fund) is a series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional- size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short- term instruments with a maturity at issuance of 397 days or less are generally valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as reported by an independent pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as reported by an independent pricing service on the market on which they are primarily traded. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. These valuations can be based on both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DERIVATIVE RISK - The fund may invest in derivatives for hedging or non- hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include purchased options, forward foreign currency exchange contracts, and futures contracts.

PURCHASED OPTIONS - The fund may purchase call or put options for a premium. Purchasing call options may be a hedge against an anticipated increase in the dollar cost of securities to be acquired or to increase the fund's exposure to the underlying instrument. Purchasing put options may hedge against a decline in the value of portfolio securities. The premium paid is included as an investment in the Statement of Assets and Liabilities and is subsequently adjusted to the current value of the option. Premiums paid for purchased options which have expired are treated as realized losses on investments in the Statement of Operations. Premiums paid for purchased options which are exercised or closed are added to the amount paid or offset against the proceeds on the underlying security or financial instrument to determine the realized gain or loss. The risk of loss associated with purchased options is limited to the premium paid.

FUTURES CONTRACTS - The fund may enter into futures contracts for the delayed delivery of securities or currency, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, the fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Upon entering into such contracts, the fund bears the risk of interest or exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

SECURITY LOANS - State Street Bank and Trust Company ("State Street") and J.P. Morgan Chase and Co. ("Chase"), as lending agents, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street and Chase provide the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agents. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agents. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

At April 30, 2006, the value of securities loaned was $55,492,226. These loans were collateralized by cash of $57,390,473 and non-cash U.S. Treasury obligations of $258,502.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition. Due to systems limitations associated with the transition from applying a 30 calendar day redemption fee to a 5 business day redemption fee, the fund did not impose redemption fees with respect to purchases made in June 2004 followed by redemptions made in July 2004. Effective April 1, 2005, the fund no longer charges a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex- dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the six months ended April 30, 2006, the fund's custodian fees were reduced by $38,190 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the six months ended April 30, 2006, the fund's custodian expenses were reduced by $1,510 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations. Effective January 1, 2006, the commission recapture agreement was terminated.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Book/tax differences primarily relate to amortization and accretion of debt securities, wash sale loss deferrals, straddle loss deferrals, foreign currency transactions, derivative transactions, and treating a portion of the proceeds from redemptions as a distribution for tax purposes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                      OCTOBER 31, 2005    OCTOBER 31, 2004

      Ordinary income (including any
      short-term capital gains)            $28,636,769         $13,643,641
      Long-term capital gain                23,709,753                  --
      --------------------------------------------------------------------
      Total distributions                  $52,346,522         $13,643,641

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF APRIL 30, 2006
          Cost of investments                           $561,444,758
          ----------------------------------------------------------
          Gross appreciation                             $82,804,722
          Gross depreciation                              (9,137,064)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)     $73,667,658

          AS OF OCTOBER 31, 2005
          Undistributed ordinary income                   $8,978,891
          Undistributed long-term capital gain            34,398,678
          Capital loss carryforwards                     (11,833,939)
          Other temporary differences                     (1,451,829)
          Net unrealized appreciation (depreciation)      53,867,217

The aggregate cost above includes prior fiscal year end tax adjustments.

As of October 31, 2006, the fund had available capital loss carryforwards to offset future realized gains. Such losses expire as follows:

          October 31, 2009                                 $(795,169)
          October 31, 2010                               (11,038,770)
          ----------------------------------------------------------
                                                        $(11,833,939)

The availability of a portion of the capital loss carryforwards, which were acquired on August 25, 2003 in connection with the MFS Global Asset Allocation Fund merger, may be limited in a given year.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with MFS to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at an annual rate of 0.84% of the fund's average daily net assets. The investment adviser has contractually agreed to reduce its management fee to 0.75% in excess of $500 million of average daily net assets and 0.70% of average daily net assets in excess of $1 billion. This management fee reduction amounted to $29,591 which was shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended April 30, 2006 was equivalent to an annual effective rate of 0.83% of the fund's average daily net assets.

The investment adviser has contractually agreed to bear the fund's expenses, exclusive of taxes, brokerage and transaction costs, currency conversion costs, extraordinary expenses and expenses associated with the fund's investment activities, such that total annual fund operating expenses do not exceed the following rates annually, of the fund's average daily net assets:


      CLASS    CLASS    CLASS    CLASS    CLASS    CLASS    CLASS    CLASS    CLASS    CLASS
        A        B        C        I        R       R1       R2        R3       R4       R5

      1.30%    1.95%    1.95%    0.95%    1.45%    2.05%    1.70%    1.60%    1.35%    1.05%

For the year ended October 31, 2005, this reduction amounted to $559,918 and is reflected as a reduction of total expenses in the Statement of Operations.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $37,765 for the six months ended April 30, 2006, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:
                                             TOTAL       ANNUAL    DISTRIBUTION
          DISTRIBUTION     SERVICE    DISTRIBUTION    EFFECTIVE     AND SERVICE
              FEE RATE    FEE RATE         PLAN(1)      RATE(2)             FEE

Class A          0.10%       0.25%           0.35%        0.35%        $625,967
Class B          0.75%       0.25%           1.00%        1.00%         595,283
Class C          0.75%       0.25%           1.00%        1.00%         393,134
Class R          0.25%       0.25%           0.50%        0.50%           5,492
Class R1         0.50%       0.25%           0.75%        0.75%             700
Class R2         0.25%       0.25%           0.50%        0.50%             272
Class R3         0.25%       0.25%           0.50%        0.50%           1,041
Class R4           --        0.25%           0.25%        0.25%             174
-------------------------------------------------------------------------------
Total Distribution and Service Fees                                  $1,622,063

(1) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(2) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2006 based on each class' average daily net assets.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2006, were as follows:

                                                          AMOUNT

              Class A                                     $3,863
              Class B                                     62,248
              Class C                                      3,697

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the six months ended April 30, 2006, the fee was $268,112, which equated to 0.0955% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the six months ended April 30, 2006, these costs amounted to $169,706.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. From July 1, 2005 through March 31, 2006, the fund's annual fixed amount was $10,000. Effective April 1, 2006, the fund's annual fixed amount is $17,500.

The administrative services fee incurred for the six months ended April 30, 2006 was equivalent to an annual effective rate of 0.0123% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended April 30, 2006, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                                               ANNUAL
                                                            EFFECTIVE     TOTAL
                                                FEE RATE      RATE(1)    AMOUNT

Class R1                                           0.45%        0.35%      $420
Class R2                                           0.40%        0.25%       216
Class R3                                           0.25%        0.15%       521
Class R4                                           0.15%        0.15%       104
Class R5                                           0.10%        0.10%        27
-------------------------------------------------------------------------------
Total Retirement Plan Administration and Services Fees                   $1,288

(1) Effective October 1, 2005, MFS has contractually agreed to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. This agreement will continue until at least September 30, 2007. For the six months ended April 30, 2006, this waiver amounted to $383 and is reflected as a reduction of total expenses in the Statement of Operations.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees who are officers of the investment adviser, or to officers of the fund, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund has an unfunded, defined benefit plan for retired Independent Trustees which resulted in a pension expense of $1,261. The fund also has an unfunded retirement benefit deferral plan for certain current Independent Trustees which resulted in a net decrease of $1,045. Both amounts are included in Independent trustees' compensation for the six months ended April 30, 2006. The deferred liability for retirement benefits payable to retired Trustees and certain current Trustees amounted to $21,273 and $39,694, respectively, at April 30, 2006, and is included in payable for independent trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended April 30, 2006, the fee paid to Tarantino LLC was $2,338. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $1,919, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than purchased option transactions and short-term obligations, were as follows:

                                                   PURCHASES             SALES

U.S. government securities                       $29,637,821        24,341,623
------------------------------------------------------------------------------
Investments (non-U.S. government securities)    $171,118,456      $222,839,605
------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:


                                      SIX MONTHS ENDED 4/30/06        YEAR ENDED 10/30/05 (i)
                                     SHARES        AMOUNT            SHARES        AMOUNT
Shares sold
  Class A                            2,854,865     $ 40,202,849      7,599,432     $109,093,900
  Class B                              728,965       10,366,167      2,454,459       35,678,534
  Class C                              780,603       11,019,306      1,931,145       27,862,218
  Class I                               19,020          263,888         74,348        1,063,076
  Class R                               21,410          298,317        108,426        1,565,792
  Class R1                              15,243          211,952          3,573           51,532
  Class R2                               5,987           85,937          3,467           50,000
  Class R3                              83,459        1,156,228          2,703           38,967
  Class R4                              47,267          672,553          3,506           50,000
  Class R5                                  --               --          3,507           50,000
-----------------------------------------------------------------------------------------------
                                     4,556,819      $64,277,197     12,184,566     $175,504,019


                                      SIX MONTHS ENDED 4/30/06        YEAR ENDED 10/31/05 (i)
                                     SHARES        AMOUNT            SHARES        AMOUNT
Shares issued to shareholders in
reinvestment of distributions
  Class A                            1,987,788     $ 26,963,222      2,162,149     $ 30,502,929
  Class B                              556,344        7,656,646        721,314       10,310,591
  Class C                              314,522        4,303,738        300,328        4,273,731
  Class I                               20,492          276,208         20,206          283,423
  Class R                               12,207          164,957          9,289          130,623
  Class R1                                 476            6,512             39              556
  Class R2                                 768           10,498             42              591
  Class R3                               1,085           14,691          1,021           14,350
  Class R4                                 326            4,411             47              656
  Class R5                                 327            4,431             49              690
-----------------------------------------------------------------------------------------------
                                     2,894,335     $ 39,405,314      3,214,484     $ 45,518,140

Shares reacquired
  Class A                           (3,802,324)    $(53,564,522)    (5,311,172)    $(76,336,187)
  Class B                           (1,919,060)     (27,451,214)    (3,319,546)     (48,215,675)
  Class C                             (674,642)      (9,571,102)      (820,864)     (11,876,702)
  Class I                              (39,288)        (540,900)       (27,382)        (392,542)
  Class J                                   --               --        (45,164)        (646,669)
  Class R                              (17,032)        (238,988)            --               --
  Class R1                              (2,243)         (31,964)            --               --
  Class R2                              (2,988)         (41,615)            --               --
  Class R3                             (41,072)        (567,442)        (1,653)         (23,469)
-----------------------------------------------------------------------------------------------
                                    (6,498,649)    $(92,007,747)    (9,525,781)    $(137,491,244)

Net change
  Class A                            1,040,329     $ 13,601,549      4,450,409     $ 63,260,642
  Class B                             (633,751)      (9,428,401)      (143,773)      (2,226,550)
  Class C                              420,483        5,751,942      1,410,609       20,259,247
  Class I                                  224             (804)        67,172          953,957
  Class R                               16,585          224,286         72,551        1,049,746
  Class R1                              13,476          186,500          3,612           52,088
  Class R2                               3,767           54,820          3,509           50,591
  Class R3                              43,472          603,477          2,071           29,848
  Class R4                              47,593          676,964          3,553           50,656
  Class R5                                 327            4,431          3,556           50,690
-----------------------------------------------------------------------------------------------
                                       952,505     $ 11,674,764      5,873,269     $ 83,530,915

(i) For the period from the class' inception, April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended April 30, 2006 was $1,970, and is included in miscellaneous expense on the Statement of Operations. The fund had no significant borrowings during the six months ended April 30, 2006.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The trust will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The trust's Form N-Q may be reviewed and copied at the:
  Public Reference Room
  Securities and Exchange Commission
  100 F Street, NE, Room 1580
  Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The trust's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
-------------------------------------------------------------------------------



M F S(SM)
INVESTMENT MANAGEMENT(R)

MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                              MWT-SEM-6/06 34M

MFS(R) UTILITIES FUND                                                   4/30/06

SEMIANNUAL REPORT
-------------------------------------------------------------------------------

LETTER FROM THE CEO                               1
---------------------------------------------------
PORTFOLIO COMPOSITION                             2
---------------------------------------------------
EXPENSE TABLE                                     3
---------------------------------------------------
PORTFOLIO OF INVESTMENTS                          5
---------------------------------------------------
FINANCIAL STATEMENTS                             10
---------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                    22
---------------------------------------------------
BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT    32
---------------------------------------------------
PROXY VOTING POLICIES AND INFORMATION            32
---------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                   32
---------------------------------------------------
CONTACT INFORMATION                      BACK COVER
---------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF
SHAREHOLDERS. IT IS INTENDED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR
ACCOMPANIED BY A CURRENT PROSPECTUS.
                                                       M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
It has been said that change is the only constant in life. As investors have seen, that theme is still accurate today as we recently have experienced shifting economic cycles because of natural disasters and political instability around the globe.

Markets worldwide have fluctuated in the past year as devastating hurricanes had a dramatic effect on the international economy, particularly on oil prices. We witnessed political unrest in the Middle East, highlighted by instability in Iraq, and in Africa, the usually stable Nigeria also experienced violence. As a result, energy prices have bounced up and down, with crude oil prices at one point topping a record $70 per barrel.

Such cycles are not uncommon and in fact have almost become the norm in our everyday lives. What does all of this mean to you as an investor? In times like these, it helps to know that you're working with a seasoned investment professional who has experience to guide you through difficult times. At MFS(R), we believe our investment management team has the knowledge and confidence to navigate through difficult cycles and at the same time see through adversity to find investment opportunities for our clients and shareholders.

Our investment management process, honed over 80 years, combines a unique concept of teamwork with our unwavering focus on the long term. We firmly believe that the best way to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. Rebalance assets regularly to maintain a desired asset allocation. Of course, these strategies cannot guarantee a profit or protect against a loss. This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer - through both up and down economic cycles.

    Respectfully,

/s/ Robert J. Manning

    Robert J. Manning
    Chief Executive Officer and Chief Investment Officer
    MFS Investment Management(R)

    June 15, 2006

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE (i)

              Stocks                                     90.1%
              Bonds                                       4.0%
              Convertible Preferred Stocks                3.8%
              Cash & Other Net Assets                     2.1%

              TOP TEN HOLDINGS

              TXU Corp.                                   4.9%
              ------------------------------------------------
              NRG Energy, Inc.                            4.5%
              ------------------------------------------------
              Exelon Corp.                                4.3%
              ------------------------------------------------
              Constellation Energy Group, Inc.            3.6%
              ------------------------------------------------
              FPL Group, Inc.                             3.5%
              ------------------------------------------------
              FirstEnergy Corp.                           3.3%
              ------------------------------------------------
              Williams Cos., Inc.                         3.0%
              ------------------------------------------------
              Sprint Nextel Corp.                         2.5%
              ------------------------------------------------
              E.ON AG                                     2.5%
              ------------------------------------------------
              Entergy Corp.                               2.2%
              ------------------------------------------------

              TOP FIVE EQUITY INDUSTRIES

              Utilities - Electric Power                 50.6%
              ------------------------------------------------
              Telephone Services                         13.8%
              ------------------------------------------------
              Natural Gas - Pipeline                      6.3%
              ------------------------------------------------
              Natural Gas - Distribution                  4.8%
              ------------------------------------------------
              Broadcasting                                3.2%
              ------------------------------------------------

              COUNTRY WEIGHTINGS (i)

              United States                              71.3%
              ------------------------------------------------
              Germany                                     4.3%
              ------------------------------------------------
              France                                      3.5%
              ------------------------------------------------
              United Kingdom                              3.3%
              ------------------------------------------------
              Canada                                      3.0%
              ------------------------------------------------
              Spain                                       2.7%
              ------------------------------------------------
              Brazil                                      2.5%
              ------------------------------------------------
              Mexico                                      2.5%
              ------------------------------------------------
              Italy                                       1.6%
              ------------------------------------------------
              Other Countries                             5.3%
              ------------------------------------------------

(i) For purposes of this graphical presentation, the bond component includes both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

Percentages are based on net assets as of 4/30/06.

The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
NOVEMBER 1, 2005 THROUGH APRIL 30, 2006.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2005 through April 30, 2006.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

-------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    11/01/05-
Class                       Ratio      11/01/05        4/30/06         4/30/06
--------------------------------------------------------------------------------
        Actual              1.12%     $1,000.00       $1,095.30          $5.82
  A     ------------------------------------------------------------------------
        Hypothetical (h)    1.12%     $1,000.00       $1,019.24          $5.61
--------------------------------------------------------------------------------
        Actual              1.87%     $1,000.00       $1,090.70          $9.69
  B    -------------------------------------------------------------------------
        Hypothetical (h)    1.87%     $1,000.00       $1,015.52          $9.35
--------------------------------------------------------------------------------
        Actual              1.87%     $1,000.00       $1,091.50          $9.70
  C     ------------------------------------------------------------------------
        Hypothetical (h)    1.87%     $1,000.00       $1,015.52          $9.35
--------------------------------------------------------------------------------
        Actual              0.87%     $1,000.00       $1,096.50          $4.52
  I     ------------------------------------------------------------------------
        Hypothetical (h)    0.87%     $1,000.00       $1,020.48          $4.36
--------------------------------------------------------------------------------
        Actual              1.38%     $1,000.00       $1,093.20          $7.16
  R     ------------------------------------------------------------------------
        Hypothetical (h)    1.38%     $1,000.00       $1,017.95          $6.90
--------------------------------------------------------------------------------
        Actual              1.98%     $1,000.00       $1,091.00         $10.27
  R1    ------------------------------------------------------------------------
        Hypothetical (h)    1.98%     $1,000.00       $1,014.98          $9.89
--------------------------------------------------------------------------------
        Actual              1.64%     $1,000.00       $1,092.10          $8.51
  R2    ------------------------------------------------------------------------
        Hypothetical (h)    1.64%     $1,000.00       $1,016.66          $8.20
--------------------------------------------------------------------------------
        Actual              1.52%     $1,000.00       $1,093.30          $7.89
  R3    ------------------------------------------------------------------------
        Hypothetical (h)    1.52%     $1,000.00       $1,017.26          $7.60
--------------------------------------------------------------------------------
        Actual              1.27%     $1,000.00       $1,094.50          $6.60
  R4    ------------------------------------------------------------------------
        Hypothetical (h)    1.27%     $1,000.00       $1,018.50          $6.36
--------------------------------------------------------------------------------
        Actual              0.97%     $1,000.00       $1,096.10          $5.04
  R5    ------------------------------------------------------------------------
        Hypothetical (h)    0.97%     $1,000.00       $1,019.98          $4.86
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS (unaudited) - 4/30/06

The Portfolio of Investments is a complete list of all securities owned by your fund.
It is categorized by broad-based asset classes.

Common Stocks - 90.1%
--------------------------------------------------------------------------------------------------
ISSUER                                                              SHARES/PAR           VALUE ($)
--------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 3.2%
--------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp. (l)                                       647,140        $    6,089,584
Grupo Televisa S.A., ADR                                           1,469,900            31,161,880
TV Azteca S.A. de C.V                                              6,715,400             4,178,336
Viacom, Inc., "B" (n)                                                443,450            17,662,614
                                                                                    --------------
                                                                                    $   59,092,414
--------------------------------------------------------------------------------------------------
Broadcast & Cable TV - 2.4%
--------------------------------------------------------------------------------------------------
Comcast Corp., "Special A" (l)(n)                                  1,010,800        $   31,162,964
News Corp., "A" (l)                                                  733,300            12,583,428
                                                                                    --------------
                                                                                    $   43,746,392
--------------------------------------------------------------------------------------------------
Energy - Independent - 0.7%
--------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                                            89,800        $    9,226,052
Rosetta Resources, Inc. (a)(n)                                       166,910             3,359,898
                                                                                    --------------
                                                                                    $   12,585,950
--------------------------------------------------------------------------------------------------
Energy - Integrated - 2.4%
--------------------------------------------------------------------------------------------------
Amerada Hess Corp.                                                    58,600        $    8,395,622
Chevron Corp.                                                        150,700             9,195,714
Exxon Mobil Corp.                                                    240,300            15,158,124
TOTAL S.A. (l)                                                        44,700            12,358,034
                                                                                    --------------
                                                                                    $   45,107,494
--------------------------------------------------------------------------------------------------
Natural Gas - Distribution - 4.8%
--------------------------------------------------------------------------------------------------
AGL Resources, Inc.                                                  540,625        $   19,127,313
Energen Corp.                                                        485,200            17,113,004
Equitable Resources, Inc.                                            797,400            28,315,674
Questar Corp.                                                        292,700            23,430,635
                                                                                    --------------
                                                                                    $   87,986,626
--------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 6.3%
--------------------------------------------------------------------------------------------------
El Paso Corp. (l)                                                    881,300        $   11,377,583
Enagas S.A. (l)                                                    1,543,055            33,941,356
Kinder Morgan, Inc. (l)                                              172,200            15,157,044
Williams Cos., Inc.                                                2,537,350            55,644,086
                                                                                    --------------
                                                                                    $  116,120,069
--------------------------------------------------------------------------------------------------
Oil Services - 3.2%
--------------------------------------------------------------------------------------------------
ENSCO International, Inc.                                            166,300        $    8,895,387
GlobalSantaFe Corp.                                                  451,600            27,642,436
Noble Corp.                                                          106,500             8,407,110
Smith International, Inc.                                            224,300             9,472,189
Transocean, Inc. (n)                                                  55,500             4,499,385
                                                                                    --------------
                                                                                    $   58,916,507
--------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 2.7%
--------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., "L", ADR                                 289,400        $   10,681,754
Hutchison Telecommunications International Ltd. (n)                5,230,000             9,241,415
Mobile TeleSystems OJSC, ADR (l)                                      25,600               836,096
Rogers Communications, Inc., "B"                                     132,000             5,589,242
Tim Participacoes S.A., ADR (l)                                      123,600             4,752,420
Vimpel-Communications, ADR (l)(n)                                     80,000             3,724,000
Vivo Participacoes S.A., ADR (l)                                     425,200             1,756,076
Vodafone Group PLC                                                 5,297,151            12,496,171
                                                                                    --------------
                                                                                    $   49,077,174
--------------------------------------------------------------------------------------------------
Telephone Services - 13.8%
--------------------------------------------------------------------------------------------------
Alltel Corp.                                                         225,900        $   14,541,183
AT&T, Inc.                                                           588,200            15,416,722
Citizens Communications Co.                                        1,532,700            20,354,256
FastWeb S.p.A. (l)(n)                                                211,329            10,600,247
France Telecom S.A. (l)                                            1,159,210            27,062,620
KT Freetel Co. Ltd.                                                  214,430             7,127,584
NTL, Inc.                                                            292,150             8,028,282
Philippine Long Distance Telephone Co.                                69,200             2,736,421
Singapore Telecommunications Ltd.                                  5,685,000             9,852,562
Sprint Nextel Corp.                                                1,875,000            46,500,000
Telecom Argentina S.A., ADR (l)(n)                                   656,700             8,504,265
Telecom Corp. of New Zealand Ltd. (l)                              2,387,427             8,721,659
Telefonica S.A                                                       383,400             6,141,255
Telekomunikacja Polska S.A., GDR                                     363,350             2,706,958
Telenor A.S.A. (l)                                                 2,082,800            24,130,700
TELUS Corp. (non-voting shares)                                      982,640            40,562,873
                                                                                    --------------
                                                                                    $  252,987,587
--------------------------------------------------------------------------------------------------
Utilities - Electric Power - 50.6%
--------------------------------------------------------------------------------------------------
AES Corp. (n)                                                      2,411,100        $   40,916,367
AES Tiete S.A., IPS                                              579,757,500            16,316,528
Allegheny Energy, Inc. (l)(n)                                         77,800             2,772,014
Ameren Corp. (l)                                                     282,700            14,239,599
CEZ                                                                   49,200             1,691,032
CMS Energy Corp. (l)(n)                                            2,885,900            38,440,188
Constellation Energy Group, Inc.                                   1,202,300            66,030,316
CPFL Energia S.A., ADR (l)(n)                                        411,860            17,450,508
Dominion Resources, Inc.                                             259,600            19,436,252
Duke Energy Holding Corp. (l)                                        607,200            17,681,664
E.ON AG (l)                                                          378,307            46,058,309
Edison International                                                 828,500            33,479,685
Endesa S.A. (l)                                                      266,101             8,833,518
Enel S.p.A                                                         2,132,740            18,425,946
Enersis S.A., ADR (l)                                                675,400             8,246,634
Entergy Corp.                                                        177,700            12,428,338
Equatorial Energia S.A. (n)                                          210,900             1,565,964
Exelon Corp.                                                       1,479,500            79,893,000
FirstEnergy Corp.                                                  1,192,500            60,471,675
FPL Group, Inc.                                                    1,603,700            63,506,520
International Power PLC                                            6,237,301            33,830,881
Mirant Corp. (l)(n)                                                1,001,700            24,601,752
NRG Energy, Inc. (l)(n)                                            1,747,800            83,177,802
PPL Corp.                                                          1,004,200            29,161,968
RWE AG (l)                                                           380,400            32,970,456
SCANA Corp.                                                          175,800             6,880,812
Scottish & Southern Energy PLC                                       346,600             7,103,067
Scottish Power PLC                                                   790,500             8,071,278
Suez S.A. (l)                                                        456,722            17,966,712
Tractebel Energia S.A                                                412,960             3,404,571
TXU Corp.                                                          1,830,000            90,822,900
Veolia Environment (l)                                               103,450             6,179,360
Xcel Energy, Inc. (l)                                                896,800            16,895,712
                                                                                    --------------
                                                                                    $  928,951,328
--------------------------------------------------------------------------------------------------
    TOTAL COMMON STOCKS (IDENTIFIED COST, $1,483,300,878)                           $1,654,571,541
--------------------------------------------------------------------------------------------------

Bonds - 4.0%
--------------------------------------------------------------------------------------------------
Asset Backed & Securitized - 0.0%
--------------------------------------------------------------------------------------------------
Falcon Franchise Loan LLC, FRN, 3.0551%, 2023 (a)(i)            $  4,038,801        $      454,769
--------------------------------------------------------------------------------------------------
Network & Telecom - 0.4%
--------------------------------------------------------------------------------------------------
Qwest Corp., 8.875%, 2012                                       $  7,520,000        $    8,234,400
--------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.5%
--------------------------------------------------------------------------------------------------
Rogers Wireless, Inc., 8%, 2012                                 $  8,390,000        $    8,809,500
--------------------------------------------------------------------------------------------------
Utilities - Electric Power - 3.1%
--------------------------------------------------------------------------------------------------
Allegheny Energy Supply Co. LLC, 8.25%, 2012 (a)                $  6,790,000        $    7,384,125
Beaver Valley Funding Corp., 9%, 2017                              3,147,000             3,515,073
Empresa Nacional de Electricidad S.A., 8.35%, 2013                 3,010,000             3,291,065
Enersis S.A., 7.375%, 2014                                         6,840,000             7,063,901
NRG Energy, Inc., 7.25%, 2014                                     10,275,000            10,326,375
PSEG Energy Holdings LLC, 8.625%, 2008                             7,271,000             7,543,663
TXU Eastern Funding Co., 6.75%, 2009 (d)                             793,000                51,545
TXU Energy Co., 7%, 2013                                          16,425,000            17,010,945
                                                                                    --------------
                                                                                    $   56,186,692
--------------------------------------------------------------------------------------------------
    TOTAL BONDS (IDENTIFIED COST, $75,327,002)                                      $   73,685,361
--------------------------------------------------------------------------------------------------
Convertible Preferred Stocks - 3.8%
--------------------------------------------------------------------------------------------------
Natural Gas - Pipeline - 1.1%
--------------------------------------------------------------------------------------------------
El Paso Corp., 4.99% (a)                                              18,000        $   20,657,250
--------------------------------------------------------------------------------------------------
Utilities - Electric Power - 2.7%
--------------------------------------------------------------------------------------------------
Entergy Corp., 7.625%                                                826,980        $   41,307,651
NRG Energy, Inc., 5.75% (l)                                           32,700             8,089,163
                                                                                    --------------
                                                                                    $   49,396,814
--------------------------------------------------------------------------------------------------
    TOTAL CONVERTIBLE PREFERRED STOCKS (IDENTIFIED COST,
    $67,527,548)                                                                    $   70,054,064
--------------------------------------------------------------------------------------------------

Short-Term Obligations - 1.9%
--------------------------------------------------------------------------------------------------
General Electric Capital Corp., 4.82%, due 5/01/06,
at Amortized Cost and Value (y)                                 $ 35,132,000        $   35,132,000
--------------------------------------------------------------------------------------------------
Collateral for Securities Loaned - 8.0%
--------------------------------------------------------------------------------------------------
Morgan Stanley, 4.895%, dated 4/28/06, due 5/01/06, total to be received $72,556,845 (secured by various U.S. Treasury and
Federal Agency obligations in a jointly traded account)         $ 72,527,260        $   72,527,260
--------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Net Asset
Value                                                             75,291,467            75,291,467
--------------------------------------------------------------------------------------------------
    TOTAL COLLATERAL FOR SECURITIES LOANED                                            $147,818,727
--------------------------------------------------------------------------------------------------
    TOTAL INVESTMENTS (IDENTIFIED COST, $1,809,106,155) (k)                         $1,981,261,693
--------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - (7.8)%                                               (144,113,532)
--------------------------------------------------------------------------------------------------
    NET ASSETS - 100.0%                                                             $1,837,148,161
--------------------------------------------------------------------------------------------------

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $31,856,042, representing 1.7% of net assets.
(d) Non-income producing security - in default.
(i) Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(k) As of April 30, 2006, the fund had 12 securities that were fair valued, aggregating
    $97,247,740 and 4.91% of market value, in accordance with the policies adopted by the Board of
    Trustees.
(l) All or a portion of this security is on loan.
(n) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

Portfolio of Investments (unaudited) - continued

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Sales and Purchases in the table below are reported by currency.

                                                                                              NET UNREALIZED
      CONTRACTS TO                                                             CONTRACTS        APPRECIATION
    DELIVER/RECEIVE            SETTLEMENT DATE       IN EXCHANGE FOR            AT VALUE      (DEPRECIATION)
------------------------------------------------------------------------------------------------------------
SALES

EUR    117,921,986          5/17/06  - 6/13/06          $143,690,309        $149,164,367        $(5,474,058)
GBP     23,643,989                     6/05/06            41,634,551          43,093,259         (1,458,708)
                                                        ------------        ------------        -----------
                                                        $185,324,860        $192,257,626        $(6,932,766)
                                                        ------------        ------------        -----------

PURCHASES

EUR     13,583,838          5/17/06  - 6/13/06          $ 16,761,337        $ 17,167,077        $   405,740
GBP      3,187,820          5/17/06  - 6/05/06             5,596,285           5,809,765            213,480
                                                        ------------        ------------        -----------
                                                        $ 22,357,622        $ 22,976,842        $   619,220
                                                        ------------        ------------        -----------

At April 30, 2006, the fund had sufficient cash and/or securities to cover any commitments under these derivative contracts.

The following abbreviations are used in the Portfolio of Investments and are defined:

ADR            American Depository Receipt
FRN            Floating Rate Note. The interest rate is the rate in effect as of period end.
GDR            Global Depository Receipt
IPS            International Preference Stock

Abbreviations indicate amounts shown in currencies other than the U.S. Dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below.

EUR            Euro
GBP            British Pound

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

AT 4/30/06
ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value, including $142,886,973 of securities
on loan (identified cost, $1,809,106,155)                        $1,981,261,693
Cash                                                                    152,028
Foreign currency, at value (identified cost, $3,182)                      3,227
Receivable for forward foreign currency exchange contracts              622,125
Receivable for investments sold                                      30,358,219
Receivable for fund shares sold                                       1,849,716
Interest and dividends receivable                                     4,112,060
-------------------------------------------------------------------------------------------------------
Total assets                                                                             $2,018,359,068
-------------------------------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------------------------------
Distributions payable                                                  $181,616
Payable for forward foreign currency exchange contracts               6,935,671
Payable for investments purchased                                    20,181,973
Payable for fund shares reacquired                                    5,228,692
Collateral for securities loaned, at value                          147,818,727
Payable to affiliates
  Management fee                                                         89,221
  Shareholder servicing costs                                           302,940
  Distribution and service fees                                          88,621
  Administrative services fee                                             9,432
  Retirement plan administration and services fees                          131
Payable for independent trustees' compensation                           65,212
Accrued expenses and other liabilities                                  308,671
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                          $181,210,907
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $1,837,148,161
-------------------------------------------------------------------------------------------------------
NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                  $2,031,821,691
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies         165,876,188
Accumulated net realized gain (loss) on investments and
foreign currency transactions                                      (361,622,441)
Undistributed net investment income                                   1,072,723
-------------------------------------------------------------------------------------------------------
Net assets                                                                               $1,837,148,161
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                   137,123,288
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued
Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $988,777,783
  Shares outstanding                                                 73,702,486
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $13.42
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/95.25Xnet asset value per
  share)                                                                                         $14.09
-------------------------------------------------------------------------------------------------------
Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $598,695,833
  Shares outstanding                                                 44,771,393
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $13.37
-------------------------------------------------------------------------------------------------------
Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $226,486,756
  Shares outstanding                                                 16,920,385
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $13.39
-------------------------------------------------------------------------------------------------------
Class I shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $6,489,154
  Shares outstanding                                                    482,935
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $13.44
-------------------------------------------------------------------------------------------------------
Class R shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $7,951,866
  Shares outstanding                                                    593,319
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $13.40
-------------------------------------------------------------------------------------------------------
Class R1 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $1,155,440
  Shares outstanding                                                     86,387
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $13.38
-------------------------------------------------------------------------------------------------------
Class R2 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $606,044
  Shares outstanding                                                     45,331
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $13.37
-------------------------------------------------------------------------------------------------------
Class R3 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $4,651,634
  Shares outstanding                                                    347,096
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $13.40
-------------------------------------------------------------------------------------------------------
Class R4 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $2,272,053
  Shares outstanding                                                    169,365
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $13.42
-------------------------------------------------------------------------------------------------------
Class R5 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $61,598
  Shares outstanding                                                      4,591
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $13.42
-------------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Operations (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses.
It also describes any gains and/or losses generated by fund operations.

SIX MONTHS ENDED 4/30/06

NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Income
  Dividends                                                          $21,062,052
  Interest                                                             3,667,814
  Foreign taxes withheld                                                (632,367)
------------------------------------------------------------------------------------------------------
Total investment income                                                                    $24,097,499
------------------------------------------------------------------------------------------------------
Expenses
  Management fee                                                      $5,448,745
  Distribution and service fees                                        5,411,317
  Shareholder servicing costs                                          1,631,137
  Administrative services fee                                             99,543
  Retirement plan administration and services fees                         8,362
  Independent trustees' compensation                                      18,790
  Custodian fee                                                          284,265
  Shareholder communications                                             182,566
  Auditing fees                                                           21,842
  Legal fees                                                              50,942
  Miscellaneous                                                          183,844
------------------------------------------------------------------------------------------------------
Total expenses                                                                             $13,341,353
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                   (83,458)
  Reduction of expenses by investment adviser                             (8,703)
------------------------------------------------------------------------------------------------------
Net expenses                                                                               $13,249,192
------------------------------------------------------------------------------------------------------
Net investment income                                                                      $10,848,307
------------------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions                                           $178,463,957
  Foreign currency transactions                                        2,573,077
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                     $181,037,034
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments                                                       $(20,908,567)
  Translation of assets and liabilities in foreign currencies         (8,327,077)
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                      $(29,235,644)
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                          $151,801,390
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $162,649,697
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statements of Changes in Net Assets

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                            SIX MONTHS ENDED                 YEAR ENDED
                                                                     4/30/06                   10/31/05
                                                                 (UNAUDITED)
CHANGE IN NET ASSETS
--------------------------------------------------------------------------------------------
FROM OPERATIONS
-------------------------------------------------------------------------------------------------------
Net investment income                                            $10,848,307                $19,525,494
Net realized gain (loss) on investments and foreign
currency transactions                                            181,037,034                279,974,644
Net unrealized gain (loss) on investments and foreign
currency translation                                             (29,235,644)                38,155,542
-------------------------------------------------------------------------------------------------------
Change in net assets from operations                            $162,649,697               $337,655,680
-------------------------------------------------------------------------------------------------------
DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------
From net investment income
  Class A                                                        $(6,141,581)              $(11,228,838)
  Class B                                                         (1,617,979)                (4,389,574)
  Class C                                                           (584,675)                (1,462,469)
  Class I                                                            (50,869)                   (77,745)
  Class R                                                            (38,988)                   (58,110)
  Class R1                                                            (2,125)                    (1,404)
  Class R2                                                            (1,902)                      (691)
  Class R3                                                           (14,986)                   (10,336)
  Class R4                                                            (5,711)                      (471)
  Class R5                                                              (419)                      (554)
-------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                     $(8,459,235)              $(17,230,192)
-------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions              $(103,851,496)              $121,017,931
-------------------------------------------------------------------------------------------------------
Redemption fees                                                          $--                     $4,318
-------------------------------------------------------------------------------------------------------
Total change in net assets                                       $50,338,966               $441,447,737
-------------------------------------------------------------------------------------------------------
NET ASSETS
-------------------------------------------------------------------------------------------------------
At beginning of period                                         1,786,809,195              1,345,361,458
At end of period (including undistributed net investment
income of $1,072,723 and accumulated distributions in
excess of net investment income of $1,316,349)                $1,837,148,161             $1,786,809,195
-------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Financial Highlights

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                      SIX MONTHS                                  YEARS ENDED 10/31
                                           ENDED      -------------------------------------------------------------------------
CLASS A                                  4/30/06             2005            2004              2003          2002          2001
                                     (UNAUDITED)
Net asset value, beginning of
period                                    $12.33            $9.98           $7.89             $6.13         $8.68        $13.66
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS (x)
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                $0.10            $0.18           $0.16             $0.15         $0.16         $0.21
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                  1.07             2.34            2.08              1.76         (2.55)        (3.70)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations           $1.17            $2.52           $2.24             $1.91        $(2.39)       $(3.49)
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income              $(0.08)          $(0.17)         $(0.15)           $(0.15)       $(0.16)       $(0.27)
  From net realized gain on
  investments and foreign currency
  transactions                                --               --              --                --            --         (1.22)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
  shareholders                            $(0.08)          $(0.17)         $(0.15)           $(0.15)       $(0.16)       $(1.49)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $13.42           $12.33           $9.98             $7.89         $6.13         $8.68
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                  9.53(n)         25.33           28.41(b)(z)       31.69        (27.78)       (27.72)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)      1.12(a)          1.13            1.15              1.19          1.15          1.06
Expenses after expense
reductions (f)                              1.12(a)          1.13            1.15              1.19          1.11          1.03
Net investment income (x)                   1.54(a)          1.60            1.83              2.11          2.10          1.95
Portfolio turnover                            47              101              97               144            80           110
Net assets at end of period
(000 Omitted)                           $988,778         $933,535        $586,730          $464,832      $382,712      $733,848
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                      SIX MONTHS                                  YEARS ENDED 10/31
                                           ENDED      -------------------------------------------------------------------------
CLASS B                                  4/30/06             2005            2004              2003          2002          2001
                                     (UNAUDITED)
Net asset value, beginning of
period                                    $12.29            $9.95           $7.87             $6.11         $8.65        $13.62
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS (x)
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                $0.05            $0.10           $0.10             $0.10         $0.10         $0.13
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                  1.06             2.32            2.05              1.76         (2.53)        (3.69)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations           $1.11            $2.42           $2.15             $1.86        $(2.43)       $(3.56)
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income              $(0.03)          $(0.08)         $(0.07)           $(0.10)       $(0.11)       $(0.19)
  From net realized gain on
  investments and foreign currency
  transactions                                --               --              --                --            --         (1.22)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
  shareholders                            $(0.03)          $(0.08)         $(0.07)           $(0.10)       $(0.11)       $(1.41)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $13.37           $12.29           $9.95             $7.87         $6.11         $8.65
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                  9.07(n)         24.39           27.50(b)(z)       30.66        (28.30)       (28.28)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)      1.87(a)          1.89            1.91              1.94          1.90          1.81
Expenses after expense
reductions (f)                              1.87(a)          1.89            1.91              1.94          1.86          1.78
Net investment income (x)                   0.79(a)          0.88            1.10              1.38          1.35          1.20
Portfolio turnover                            47              101              97               144            80           110
Net assets at end of period
(000 Omitted)                           $598,696         $617,687        $575,642          $531,008      $481,361      $984,740
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                      SIX MONTHS                                  YEARS ENDED 10/31
                                           ENDED      -------------------------------------------------------------------------
CLASS C                                  4/30/06             2005            2004              2003          2002          2001
                                     (UNAUDITED)
Net asset value, beginning
of period                                 $12.30            $9.96           $7.87             $6.11         $8.66        $13.63
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS (x)
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                $0.05            $0.10           $0.10             $0.10         $0.10         $0.13
  Net realized and unrealized gain
  (loss) on investments and foreign
  currency                                  1.07             2.32            2.06              1.76         (2.54)        (3.69)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations           $1.12            $2.42           $2.16             $1.86        $(2.44)       $(3.56)
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income              $(0.03)          $(0.08)         $(0.07)           $(0.10)       $(0.11)       $(0.19)
  From net realized gain on
  investments and foreign currency
  transactions                                --               --              --                --            --         (1.22)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
  shareholders                            $(0.03)          $(0.08)         $(0.07)           $(0.10)       $(0.11)       $(1.41)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period            $13.39           $12.30           $9.96             $7.87         $6.11         $8.66
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                  9.15(n)         24.37           27.63(b)(z)       30.66        (28.38)       (28.26)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)      1.87(a)          1.88            1.90              1.94          1.90          1.81
Expenses after expense
reductions (f)                              1.87(a)          1.88            1.90              1.94          1.86          1.78
Net investment income (x)                   0.79(a)          0.87            1.10              1.38          1.35          1.20
Portfolio turnover                            47              101              97               144            80           110
Net assets at end of period
(000 Omitted)                           $226,487         $218,335        $177,875          $159,113      $144,861      $327,715
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                           SIX MONTHS                               YEARS ENDED 10/31
                                                ENDED      --------------------------------------------------------------------
CLASS I                                       4/30/06            2005           2004             2003         2002         2001
                                          (UNAUDITED)
Net asset value, beginning of period           $12.35          $10.00          $7.91            $6.14        $8.69       $13.68
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS (x)
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                     $0.12           $0.21          $0.18            $0.17        $0.18        $0.24
  Net realized and unrealized gain (loss)
  on investments and foreign currency            1.07            2.34           2.08             1.77        (2.55)       (3.71)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                $1.19           $2.55          $2.26            $1.94       $(2.37)      $(3.47)
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                   $(0.10)         $(0.20)        $(0.17)          $(0.17)      $(0.18)      $(0.30)
  From net realized gain on investments
  and foreign currency transactions                --              --             --               --           --        (1.22)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
  shareholders                                 $(0.10)         $(0.20)        $(0.17)          $(0.17)      $(0.18)      $(1.52)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                 $13.44          $12.35         $10.00            $7.91        $6.14        $8.69
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                          9.65(n)        25.59          28.84(b)(z)      31.96       (27.56)      (27.58)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)           0.87(a)         0.88           0.90             0.94         0.90         0.81
Expenses after expense reductions (f)            0.87(a)         0.88           0.90             0.94         0.86         0.78
Net investment income (x)                        1.79(a)         1.81           2.07             2.36         2.33         2.19
Portfolio turnover                                 47             101             97              144           80          110
Net assets at end of period
(000 Omitted)                                  $6,489          $6,630         $2,823           $1,744       $1,306       $2,604
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                       SIX MONTHS                        YEARS ENDED 10/31
                                                            ENDED       ----------------------------------------------------
CLASS R                                                   4/30/06               2005               2004              2003(i)
                                                      (UNAUDITED)
Net asset value, beginning of period                       $12.32              $9.97              $7.89                $6.40
----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                 $0.08              $0.15              $0.15                $0.11
  Net realized and unrealized gain (loss) on
  investments and foreign currency                           1.07               2.34               2.05                 1.47
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                            $1.15              $2.49              $2.20                $1.58
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
  From net investment income                               $(0.07)            $(0.14)            $(0.12)              $(0.09)
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                             $13.40             $12.32              $9.97                $7.89
----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                      9.32(n)           25.05              28.11(b)(z)          24.78(n)
----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                       1.38(a)            1.38               1.40                 1.42(a)
Expenses after expense reductions (f)                        1.38(a)            1.38               1.40                 1.42(a)
Net investment income                                        1.29(a)            1.33               1.64                 1.47(a)
Portfolio turnover                                             47                101                 97                  144
Net assets at end of period (000 Omitted)                  $7,952             $6,823             $2,169                 $189
----------------------------------------------------------------------------------------------------------------------------

                                                                                        SIX MONTHS          YEAR ENDED
CLASS R1                                                                             ENDED 4/30/06         10/31/05(i)
                                                                                       (UNAUDITED)
Net asset value, beginning of period                                                        $12.29              $11.04
-----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                                  $0.04               $0.01
  Net realized and unrealized gain (loss) on investments and foreign currency                 1.08                1.29
-----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                             $1.12               $1.30
-----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                                $(0.03)             $(0.05)
-----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                              $13.38              $12.29
-----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                                       9.10(n)            11.77(n)
-----------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                                        2.08(a)             2.08(a)
Expenses after expense reductions (f)                                                         1.98(a)             2.05(a)
Net investment income                                                                         0.68(a)             0.12(a)
Portfolio turnover                                                                              47                 101
Net assets at end of period (000 Omitted)                                                   $1,155                $879
-----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                                                   SIX MONTHS           YEAR ENDED
CLASS R2                                                                        ENDED 4/30/06          10/31/05(i)
                                                                                  (UNAUDITED)
Net asset value, beginning of period                                                   $12.29               $11.04
------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                             $0.07                $0.03
  Net realized and unrealized gain (loss) on investments and foreign currency            1.06                 1.29
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                        $1.13                $1.32
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------
  From net investment income                                                           $(0.05)              $(0.07)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                         $13.37               $12.29
------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                                  9.21(n)             11.96(n)
------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                                   1.79(a)              1.77(a)
Expenses after expense reductions (f)                                                    1.64(a)              1.71(a)
Net investment income                                                                    1.06(a)              0.37(a)
Portfolio turnover                                                                         47                  101
Net assets at end of period (000 Omitted)                                                $606                 $377
------------------------------------------------------------------------------------------------------------------------

                                                                                          YEARS ENDED 10/31
                                                                  SIX MONTHS       -------------------------------
CLASS R3                                                       ENDED 4/30/06               2005               2004
                                                                 (UNAUDITED)
Net asset value, beginning of period                                  $12.31              $9.97              $7.89
------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                            $0.07              $0.11              $0.14
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                      1.08               2.34               2.04
------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $1.15              $2.45              $2.18
------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------------------------
  From net investment income                                          $(0.06)            $(0.11)            $(0.10)
------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $13.40             $12.31              $9.97
------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                 9.33(n)           24.66              27.77(b)(z)
------------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                  1.62(a)            1.62               1.65
Expenses after expense reductions (f)                                   1.52(a)            1.60               1.65
Net investment income                                                   1.16(a)            0.97               1.42
Portfolio turnover                                                        47                101                 97
Net assets at end of period (000 Omitted)                             $4,652             $2,426               $122
------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued
                                                                            SIX MONTHS           YEAR ENDED
CLASS R4                                                                 ENDED 4/30/06          10/31/05(i)
                                                                           (UNAUDITED)
Net asset value, beginning of period                                            $12.33               $11.08
-----------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                      $0.08                $0.10
  Net realized and unrealized gain (loss) on investments and foreign currency     1.08                 1.25
-----------------------------------------------------------------------------------------------------------
Total from investment operations                                                 $1.16                $1.35
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------
  From net investment income                                                    $(0.07)              $(0.10)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $13.42               $12.33
-----------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                           9.45(n)             12.22(n)
-----------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                            1.27(a)              1.26(a)
Expenses after expense reductions (f)                                             1.27(a)              1.26(a)
Net investment income                                                             1.40(a)              1.50(a)
Portfolio turnover                                                                  47                  101
Net assets at end of period (000 Omitted)                                       $2,272                  $62
-----------------------------------------------------------------------------------------------------------

                                                                            SIX MONTHS           YEAR ENDED
CLASS R5                                                                 ENDED 4/30/06          10/31/05(i)
                                                                           (UNAUDITED)
Net asset value, beginning of period                                            $12.33               $11.08
-----------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
-----------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                      $0.10                $0.13
  Net realized and unrealized gain (loss) on investments and foreign currency     1.08                 1.24
-----------------------------------------------------------------------------------------------------------
Total from investment operations                                                 $1.18                $1.37
-----------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
-----------------------------------------------------------------------------------------------------------
  From net investment income                                                    $(0.09)              $(0.12)
-----------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                  $13.42               $12.33
-----------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                           9.61(n)             12.41(n)
-----------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
-----------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                            0.97(a)              0.96(a)
Expenses after expense reductions (f)                                             0.97(a)              0.96(a)
Net investment income                                                             1.70(a)              1.83(a)
Portfolio turnover                                                                  47                  101
Net assets at end of period (000 Omitted)                                          $62                  $56
-----------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.

(a) Annualized.
(b) The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(i) For the period from the class' inception, December 31, 2002 (Class R) and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(x) Effective November 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing and accreting all premiums and discounts on debt securities. Per share data and ratios for periods prior to November 1, 2001 have not been restated to reflect this change.
(z) The fund's total return calculation includes a net increase from gains realized on the disposal of investments in violation of restrictions. The gains resulted in an increase in net asset value of $0.0007 per share based on shares outstanding on the day the gains were realized. Excluding the offset of these gains from the fund's ending net asset value per share, the total return for the year ended October 31, 2004 would have been approximately 28.40%, 27.49%, 27.62%, 28.83%, 28.10% and 27.76% for Class
    A, Class B, Class C, Class I, Class R and Class R3, respectively.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Utilities Fund (the fund) is a series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. Debt instruments (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as reported by an independent pricing service. Values of debt instruments obtained from pricing services can utilize both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. Short-term instruments with a maturity at issuance of 397 days or less are generally valued at amortized cost, which approximates market value. Forward foreign currency contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates reported by an independent pricing service for proximate time periods. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer bid quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. These valuations can be based on both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

DERIVATIVE RISK - The fund may invest in derivatives for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to gain market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative's original cost. Derivative instruments include forward foreign currency exchange contracts.

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS - The fund may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the contract. The fund may enter into forward foreign currency exchange contracts for hedging purposes as well as for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. The fund may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund's portfolio of securities to different currencies to take advantage of anticipated changes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded as unrealized until the contract settlement date. On contract settlement date, the gains or losses are recorded as realized gains or losses on foreign currency transactions.

SECURITY LOANS - State Street Bank and Trust Company ("State Street") and J.P. Morgan Chase and Co. ("Chase"), as lending agents, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street and Chase provide the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agents. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agents. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee (which was retained by the fund) on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition (either by purchase or exchange). Effective April 1, 2005, the fund no longer charges a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the six months ended April 30, 2006, the fund's custodian fees were reduced by $64,503 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the six months ended April 30, 2006, the fund's custodian expenses were reduced by $18,955 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations. Effective
January 1, 2006, the commission recapture agreement was terminated.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to foreign currency transactions, defaulted bonds, amortization and accretion of debt securities, wash sales, and foreign taxes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                              10/31/05        10/31/04

        Ordinary income (including any
        short-term capital gains)(1)       $17,230,192     $14,730,338

(1) Included in the fund's distributions from ordinary income for the year ended October 31, 2004 is $496,972 in excess of investment company taxable income, which in accordance with applicable U.S. tax law, is taxable to shareholders as ordinary income distributions.

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF APRIL 30, 2006

          Cost of investments                         $1,809,695,674
          ----------------------------------------------------------
          Gross appreciation                            $202,175,147
          Gross depreciation                             (30,609,128)
          ----------------------------------------------------------
          Net unrealized appreciation (depreciation)    $171,566,019

          AS OF OCTOBER 31, 2005

          Undistributed ordinary income                     $912,423
          Capital loss carryforwards                    (540,181,622)
          Other temporary differences                     (2,217,723)
          Net unrealized appreciation (depreciation)     192,622,930

The aggregate cost above includes prior fiscal year end tax adjustments.

As of October 31, 2005, the fund had available capital loss carryforwards to offset future realized gains. Such losses expire as follows:

              October 31, 2010                          $540,181,622

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.60% of the fund's average daily net assets. The investment adviser has contractually agreed to reduce its management fee to 0.55% of average daily net assets in excess of $3 billion. For the six months ended April 30, 2006, the fund's average daily net assets did not exceed $3 billion and therefore, the management fee was not reduced. The management fee incurred for the six months ended April 30, 2006 was equivalent to an annual effective rate of 0.60% of the fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $130,938 for the six months ended April 30, 2006, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:

                                                                          TOTAL            ANNUAL        DISTRIBUTION
                             DISTRIBUTION            SERVICE       DISTRIBUTION         EFFECTIVE         AND SERVICE
                                 FEE RATE           FEE RATE            PLAN(1)           RATE(2)                 FEE
Class A                             0.10%              0.25%              0.35%             0.25%          $1,200,732
Class B                             0.75%              0.25%              1.00%             1.00%           3,065,202
Class C                             0.75%              0.25%              1.00%             1.00%           1,111,407
Class R                             0.25%              0.25%              0.50%             0.50%              19,062
Class R1                            0.50%              0.25%              0.75%             0.75%               3,755
Class R2                            0.25%              0.25%              0.50%             0.50%               1,218
Class R3                            0.25%              0.25%              0.50%             0.50%               8,752
Class R4                               --              0.25%              0.25%             0.25%               1,189
---------------------------------------------------------------------------------------------------------------------
Total Distribution and Service Fees$5,411,317

(1) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.

(2) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended
    April 30, 2006 based on each class' average daily net assets. Payment of the 0.10% annual Class A distribution fee is not yet implemented and will commence on such date as the fund's Board of Trustees may determine.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2006, were as follows:

                                                          AMOUNT

              Class A                                     $8,255
              Class B                                    302,646
              Class C                                     14,056

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the six months ended April 30, 2006, the fee was $867,611, which equated to 0.0956% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the six months ended April 30, 2006, these costs amounted to $608,892.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. From July 1, 2005 through March 31, 2006, the fund's annual fixed amount was $10,000. Effective April 1, 2006, the fund's annual fixed amount is $17,500. The administrative services fee incurred for the six months ended April 30, 2006 was equivalent to an annual effective rate of 0.0110% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended April 30, 2006, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                                            ANNUAL
                                                         EFFECTIVE        TOTAL
                                            FEE RATE       RATE(1)       AMOUNT

Class R1                                       0.45%         0.35%       $2,253
Class R2                                       0.40%         0.25%          974
Class R3                                       0.25%         0.15%        4,376
Class R4                                       0.15%         0.15%          730
Class R5                                       0.10%         0.10%           29
-------------------------------------------------------------------------------
Total Retirement Plan Administration and
  Services Fees                                                          $8,362

(1) Effective October 1, 2005, MFS has contractually agreed to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. This agreement will continue until at least September 30, 2007. For the six months ended April 30, 2006, this waiver amounted to $2,617 and is reflected as a reduction of total expenses in the Statement of Operations.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund has an unfunded, defined benefit plan for retired Independent Trustees which resulted in a pension expense of $1,193. The fund also has an unfunded retirement benefit deferral plan for certain current Independent Trustees which resulted in an expense of $490. Both amounts are included in Independent trustees' compensation for the six months ended April 30, 2006. The deferred liability for retirement benefits payable to retired Trustees and certain current Trustees amounted to $20,778 and $39,917, respectively, at April 30, 2006, and is included in payable for independent trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended April 30, 2006, the fee paid to Tarantino LLC was $7,333. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $6,086, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $837,807,861 and $937,310,550, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

                                            SIX MONTHS ENDED                      YEAR ENDED
                                                 4/30/06                         10/31/05 (i)
                                        SHARES           AMOUNT            SHARES           AMOUNT
Shares sold
  Class A                              12,417,529       $161,289,734      33,012,111       $380,967,466
  Class B                               2,315,647         29,784,144       6,155,311         70,346,774
  Class C                               1,400,342         18,145,188       3,474,179         39,724,548
  Class I                                 104,738          1,355,818         320,468          3,769,390
  Class R                                 158,051          2,028,956         442,895          5,029,875
  Class R1                                 33,258            426,928          75,150            902,415
  Class R2                                 15,347            197,594          34,360            435,607
  Class R3                                234,592          3,058,945         229,235          2,753,147
  Class R4                                176,041          2,304,918           4,954             55,651
  Class R5                                     --                 --           4,513             50,000
-------------------------------------------------------------------------------------------------------
                                       16,855,545       $218,592,225      43,753,176       $504,034,873

Shares issued to shareholders
in reinvestment of distributions
  Class A                                 408,380         $5,278,048         820,461         $9,602,010
  Class B                                 103,927          1,328,055         306,385          3,572,910
  Class C                                  31,215            399,488          86,295          1,009,289
  Class I                                   3,845             49,778           6,391             75,359
  Class R                                   2,572             33,168           4,585             54,099
  Class R1                                    166              2,116             113              1,397
  Class R2                                    148              1,902              55                673
  Class R3                                  1,127             14,591             843             10,212
  Class R4                                    437              5,711              39                471
  Class R5                                     32                419              46                554
-------------------------------------------------------------------------------------------------------
                                          551,849         $7,113,276       1,225,213        $14,326,974

Shares reacquired
  Class A                             (14,844,994)     $(192,342,815)    (16,877,017)     $(193,480,346)
  Class B                              (7,913,434)      (102,657,056)    (14,033,040)      (159,448,969)
  Class C                              (2,261,245)       (29,309,714)     (3,664,643)       (41,656,935)
  Class I                                (162,589)        (2,120,419)        (72,276)          (840,827)
  Class R                                (121,321)        (1,589,777)       (111,046)        (1,265,328)
  Class R1                                (18,555)          (241,825)         (3,745)           (46,778)
  Class R2                                   (810)           (10,573)         (3,769)           (45,979)
  Class R3                                (85,619)        (1,123,530)        (45,303)          (558,754)
  Class R4                                (12,106)          (161,288)             --                 --
-------------------------------------------------------------------------------------------------------
                                      (25,420,673)     $(329,556,997)    (34,810,839)     $(397,343,916)

Net change
  Class A                              (2,019,085)      $(25,775,033)     16,955,555       $197,089,130
  Class B                              (5,493,860)       (71,544,857)     (7,571,344)       (85,529,285)
  Class C                                (829,688)       (10,765,038)       (104,169)          (923,098)
  Class I                                 (54,006)          (714,823)        254,583          3,003,922
  Class R                                  39,302            472,347         336,434          3,818,646
  Class R1                                 14,869            187,219          71,518            857,034
  Class R2                                 14,685            188,923          30,646            390,301
  Class R3                                150,100          1,950,006         184,775          2,204,605
  Class R4                                164,372          2,149,341           4,993             56,122
  Class R5                                     32                419           4,559             50,554
-------------------------------------------------------------------------------------------------------
                                       (8,013,279)     $(103,851,496)     10,167,550       $121,017,931

(i) For the period from the class' inception, April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended April 30, 2006 was $6,273, and is included in miscellaneous expense on the Statement of Operations. The fund had no significant borrowings during the six months ended April 30, 2006.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The trust will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The trust's Form N-Q may be reviewed and copied at the:

  Public Reference Room
  Securities and Exchange Commission
  100 F Street, NE, Room 1580
  Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The trust's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
--------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
--------------------------------------------------------------------------------
Share  prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
--------------------------------------------------------------------------------


M F S(SM)
INVESTMENT MANAGEMENT(R)

MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                            MMU-SEM-06/06 112M

MFS(R) GLOBAL EQUITY FUND                                               4/30/06

SEMIANNUAL REPORT
-------------------------------------------------------------------------------

LETTER FROM THE CEO                               1
---------------------------------------------------
PORTFOLIO COMPOSITION                             2
---------------------------------------------------
EXPENSE TABLE                                     3
---------------------------------------------------
PORTFOLIO OF INVESTMENTS                          5
---------------------------------------------------
FINANCIAL STATEMENTS                             10
---------------------------------------------------
NOTES TO FINANCIAL STATEMENTS                    24
---------------------------------------------------
BOARD REVIEW OF INVESTMENT
ADVISORY AGREEMENT                               34
---------------------------------------------------
PROXY VOTING POLICIES AND
INFORMATION                                      34
---------------------------------------------------
QUARTERLY PORTFOLIO DISCLOSURE                   34
---------------------------------------------------
CONTACT INFORMATION                      BACK COVER
---------------------------------------------------

THE REPORT IS PREPARED FOR THE GENERAL INFORMATION OF
SHAREHOLDERS. IT IS INTENDED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS ONLY WHEN PRECEDED OR
ACCOMPANIED BY A CURRENT PROSPECTUS.
                                                       [logo] M F S(SM)
                                                       INVESTMENT MANAGEMENT(R)

LETTER FROM THE CEO

[Photo of Robert J. Manning]

Dear Shareholders,
It has been said that change is the only constant in life. As investors have seen, that theme is still accurate today as we recently have experienced shifting economic cycles because of natural disasters and political instability around the globe.

Markets worldwide have fluctuated in the past year as devastating hurricanes had a dramatic effect on the international economy, particularly on oil prices. We witnessed political unrest in the Middle East, highlighted by instability in Iraq, and in Africa, the usually stable Nigeria also experienced violence. As a result, energy prices have bounced up and down, with crude oil prices at one point topping a record $70 per barrel.

Such cycles are not uncommon and in fact have almost become the norm in our everyday lives. What does all of this mean to you as an investor?
In times like these, it helps to know that you're working with a seasoned investment professional who has experience to guide you through difficult times. At MFS(R), we believe our investment management team has the knowledge and confidence to navigate through difficult cycles and at the same time see through adversity to find investment opportunities for our clients and shareholders.

Our investment management process, honed over 80 years, combines a unique concept of teamwork with our unwavering focus on the long term. We firmly believe that the best way to realize long-term financial goals - be it a college education, a comfortable retirement, or a secure family legacy - is to follow a three-pronged approach that focuses on longer time horizons. Allocate holdings across the major asset classes - including stocks, bonds, and cash. Diversify within each class to take advantage of different market segments and investing styles. Rebalance assets regularly to maintain a desired asset allocation. Of course, these strategies cannot guarantee a profit or protect against a loss. This long-term approach requires diligence and patience, two traits that in our experience are essential to capitalizing on the many opportunities the financial markets can offer - through both up and down economic cycles.

Respectfully,

/s/ Robert J. Manning

Robert J. Manning
Chief Executive Officer and Chief Investment Officer
MFS Investment Management(R)

June 15, 2006

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

PORTFOLIO COMPOSITION

              PORTFOLIO STRUCTURE

              Stocks                                     98.4%
              Cash & Other Net Assets                     1.6%

              TOP TEN HOLDINGS

              Reckitt Benckiser PLC                       3.2%
              ------------------------------------------------
              Johnson & Johnson                           3.0%
              ------------------------------------------------
              Nestle S.A.                                 3.0%
              ------------------------------------------------
              American Express Co.                        2.1%
              ------------------------------------------------
              Schneider Electric S.A.                     2.0%
              ------------------------------------------------
              Roche Holding AG                            2.0%
              ------------------------------------------------
              Samsung Electronic Co., Ltd.                2.0%
              ------------------------------------------------
              UBS AG                                      2.0%
              ------------------------------------------------
              L'Air Liquide S.A.                          2.0%
              ------------------------------------------------
              Sanofi-Aventis                              1.9%
              ------------------------------------------------

              EQUITY SECTORS

              Financial Services                         20.1%
              ------------------------------------------------
              Health Care                                17.7%
              ------------------------------------------------
              Consumer Staples                           14.7%
              ------------------------------------------------
              Technology                                  9.6%
              ------------------------------------------------
              Retailing                                   7.2%
              ------------------------------------------------
              Basic Materials                             5.9%
              ------------------------------------------------
              Leisure                                     5.6%
              ------------------------------------------------
              Energy                                      4.9%
              ------------------------------------------------
              Autos & Housing                             4.1%
              ------------------------------------------------
              Utilities & Communications                  3.4%
              ------------------------------------------------
              Industrial Goods & Services                 3.1%
              ------------------------------------------------
              Special Products & Services                 1.5%
              ------------------------------------------------
              Transportation                              0.6%
              ------------------------------------------------

              COUNTRY WEIGHTINGS

              United States                              38.6%
              ------------------------------------------------
              France                                     14.2%
              ------------------------------------------------
              United Kingdom                             12.7%
              ------------------------------------------------
              Japan                                       9.2%
              ------------------------------------------------
              Switzerland                                 9.1%
              ------------------------------------------------
              Germany                                     3.2%
              ------------------------------------------------
              Italy                                       2.3%
              ------------------------------------------------
              South Korea                                 2.1%
              ------------------------------------------------
              Sweden                                      2.1%
              ------------------------------------------------
              All Others                                  6.5%
              ------------------------------------------------

Percentages are based on net assets as of 4/30/06.

The portfolio is actively managed, and current holdings may be different.

EXPENSE TABLE

FUND EXPENSES BORNE BY THE SHAREHOLDERS DURING THE PERIOD,
NOVEMBER 1, 2005 THROUGH APRIL 30, 2006.

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on certain purchase or redemption payments and redemption fees on certain exchanges and redemptions, and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period November 1, 2005 through April 30, 2006.

ACTUAL EXPENSES

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second line for each share class in the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

--------------------------------------------------------------------------------
                                                                       Expenses
                                                                     Paid During
                         Annualized    Beginning        Ending        Period(p)
Share                      Expense   Account Value   Account Value    11/01/05-
Class                       Ratio      11/01/05        4/30/06         4/30/06
--------------------------------------------------------------------------------
        Actual              1.46%     $1,000.00       $1,160.50         $7.82
  A     ------------------------------------------------------------------------
        Hypothetical (h)    1.46%     $1,000.00       $1,017.55         $7.30
--------------------------------------------------------------------------------
        Actual              2.21%     $1,000.00       $1,156.10        $11.81
  B    -------------------------------------------------------------------------
        Hypothetical (h)    2.21%     $1,000.00       $1,013.84        $11.04
--------------------------------------------------------------------------------
        Actual              2.21%     $1,000.00       $1,156.50        $11.82
  C     ------------------------------------------------------------------------
        Hypothetical (h)    2.21%     $1,000.00       $1,013.84        $11.04
--------------------------------------------------------------------------------
        Actual              1.21%     $1,000.00       $1,162.20         $6.49
  I     ------------------------------------------------------------------------
        Hypothetical (h)    1.21%     $1,000.00       $1,018.79         $6.06
--------------------------------------------------------------------------------
        Actual              2.16%     $1,000.00       $1,156.70        $11.55
  J     ------------------------------------------------------------------------
        Hypothetical (h)    2.16%     $1,000.00       $1,014.08        $10.79
--------------------------------------------------------------------------------
        Actual              1.71%     $1,000.00       $1,159.00         $9.15
  R     ------------------------------------------------------------------------
        Hypothetical (h)    1.71%     $1,000.00       $1,016.31         $8.55
--------------------------------------------------------------------------------
        Actual              2.31%     $1,000.00       $1,155.50        $12.35
  R1    ------------------------------------------------------------------------
        Hypothetical (h)    2.31%     $1,000.00       $1,013.34        $11.53
--------------------------------------------------------------------------------
        Actual              1.96%     $1,000.00       $1,157.70        $10.49
  R2    ------------------------------------------------------------------------
        Hypothetical (h)    1.96%     $1,000.00       $1,015.08         $9.79
--------------------------------------------------------------------------------
        Actual              1.86%     $1,000.00       $1,158.10         $9.95
  R3    ------------------------------------------------------------------------
        Hypothetical (h)    1.86%     $1,000.00       $1,015.57         $9.30
--------------------------------------------------------------------------------
        Actual              1.62%     $1,000.00       $1,159.90         $8.68
  R4    ------------------------------------------------------------------------
        Hypothetical (h)    1.62%     $1,000.00       $1,016.76         $8.10
--------------------------------------------------------------------------------
        Actual              1.31%     $1,000.00       $1,161.60         $7.02
  R5    ------------------------------------------------------------------------
        Hypothetical (h)    1.31%     $1,000.00       $1,018.30         $6.56
--------------------------------------------------------------------------------

(h) 5% class return per year before expenses.
(p) Expenses paid is equal to each class' annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. Expenses paid do not include any applicable sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher.

PORTFOLIO OF INVESTMENTS (unaudited) - 4/30/06

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Common Stocks - 98.4%
--------------------------------------------------------------------------------------------------
ISSUER                                                             SHARES/PAR            VALUE ($)
--------------------------------------------------------------------------------------------------
Advertising & Broadcasting - 3.6%
--------------------------------------------------------------------------------------------------
CBS Corp., "B"                                                        154,805         $  3,942,883
Viacom, Inc., "B" (n)                                                 155,105            6,177,832
Walt Disney Co.                                                       466,690           13,048,652
WPP Group PLC                                                         241,800            2,982,015
                                                                                      ------------
                                                                                      $26,151,382
--------------------------------------------------------------------------------------------------
Alcoholic Beverages - 2.5%
--------------------------------------------------------------------------------------------------
Diageo PLC                                                            752,287         $ 12,402,150
Pernod Ricard S.A                                                      30,600            5,931,938
                                                                                      ------------
                                                                                      $ 18,334,088
--------------------------------------------------------------------------------------------------
Apparel Manufacturers - 2.8%
--------------------------------------------------------------------------------------------------
LVMH Moet Hennessy Louis Vuitton S.A                                  111,170         $ 11,700,792
NIKE, Inc., "B"                                                       109,600            8,969,664
                                                                                      ------------
                                                                                      $ 20,670,456
--------------------------------------------------------------------------------------------------
Automotive - 4.1%
--------------------------------------------------------------------------------------------------
Bayerische Motoren Werke AG                                            88,300         $  4,801,092
Bridgestone Corp.                                                     297,000            7,244,539
Harley-Davidson, Inc. (l)                                             158,060            8,035,770
Toyota Motor Corp.                                                    169,700            9,934,532
                                                                                      ------------
                                                                                      $ 30,015,933
--------------------------------------------------------------------------------------------------
Banks & Credit Companies - 11.4%
--------------------------------------------------------------------------------------------------
American Express Co.                                                  280,180         $ 15,076,486
Banco Bilbao Vizcaya Argentaria S.A                                   388,760            8,585,568
Bangkok Bank Public Co. Ltd.                                        1,185,600            3,760,299
Bank of New York Co., Inc.                                            220,700            7,757,605
Credit Agricole S.A. (l)                                              200,400            8,072,981
Erste Bank der Oesterreichischen Sparkassen AG (l)                     60,320            3,659,382
Powszechna Kasa Oszczednosci Bank Polski S.A.                         104,510            1,314,377
PT Bank Central Asia                                                5,827,000            2,901,562
Shinsei Bank Ltd.                                                     813,000            5,695,609
Svenska Handelsbanken AB, "A" (l)                                     109,200            3,136,141
UBS AG (l)                                                            121,661           14,406,450
UniCredito Italiano S.p.A                                           1,127,920            8,492,859
                                                                                      ------------
                                                                                      $ 82,859,319
--------------------------------------------------------------------------------------------------
Biotechnology - 1.0%
--------------------------------------------------------------------------------------------------
Amgen, Inc. (n)                                                       108,600         $  7,352,220
--------------------------------------------------------------------------------------------------

Brokerage & Asset Managers - 2.6%
--------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                              78,210         $ 12,536,281
Julius Baer Holding Ltd. (l)                                           69,314            6,638,823
                                                                                      ------------
                                                                                      $ 19,175,104
--------------------------------------------------------------------------------------------------
Business Services - 1.4%
--------------------------------------------------------------------------------------------------
Accenture Ltd., "A"                                                   211,930         $  6,160,805
DST Systems, Inc. (l)(n)                                               71,000            4,367,920
                                                                                      ------------
                                                                                      $ 10,528,725
--------------------------------------------------------------------------------------------------
Chemicals - 1.6%
--------------------------------------------------------------------------------------------------
3M Co.                                                                139,370         $ 11,906,379
--------------------------------------------------------------------------------------------------

Computer Software - 1.0%
--------------------------------------------------------------------------------------------------
Oracle Corp. (n)                                                      520,100         $  7,588,259
--------------------------------------------------------------------------------------------------

Computer Software - Systems - 0.9%
--------------------------------------------------------------------------------------------------
Dell, Inc. (n)                                                        235,280         $  6,164,336
--------------------------------------------------------------------------------------------------

Consumer Goods & Services - 8.1%
--------------------------------------------------------------------------------------------------
Alberto-Culver Co.                                                    118,600         $  5,333,442
Colgate-Palmolive Co.                                                  62,000            3,665,440
Estee Lauder Cos., Inc., "A"                                          212,600            7,891,712
Kao Corp.                                                             201,000            5,406,408
L'Oreal S.A. (l)                                                       68,170            6,319,489
Procter & Gamble Co.                                                  118,094            6,874,252
Reckitt Benckiser PLC                                                 639,600           23,290,890
                                                                                      ------------
                                                                                      $ 58,781,633
--------------------------------------------------------------------------------------------------
Electrical Equipment - 2.3%
--------------------------------------------------------------------------------------------------
Legrand S.A. (n)                                                       51,150         $  1,496,701
Schneider Electric S.A. (l)                                           132,306           14,976,671
                                                                                      ------------
                                                                                      $ 16,473,372
--------------------------------------------------------------------------------------------------
Electronics - 6.9%
--------------------------------------------------------------------------------------------------
Canon, Inc.                                                           120,000         $  9,187,360
Intel Corp.                                                           559,400           11,176,812
Nintendo Co. Ltd.                                                      43,300            6,470,356
OMRON Corp.                                                           102,800            2,873,502
Ricoh Co. Ltd.                                                        301,000            5,979,519
Samsung Electronics, Co. Ltd.                                          21,850           14,919,578
                                                                                      ------------
                                                                                      $ 50,607,127
--------------------------------------------------------------------------------------------------
Energy - Integrated - 4.9%
--------------------------------------------------------------------------------------------------
BP PLC                                                                590,180         $  7,273,059
Chevron Corp.                                                         143,500            8,756,370
Exxon Mobil Corp.                                                     124,700            7,866,076
TOTAL S.A                                                              42,820           11,838,277
                                                                                      ------------
                                                                                      $ 35,733,782
--------------------------------------------------------------------------------------------------
Food & Drug Stores - 1.3%
--------------------------------------------------------------------------------------------------
Tesco PLC                                                           1,566,580         $  9,117,762
--------------------------------------------------------------------------------------------------

Food & Non Alcoholic Beverages - 4.2%
--------------------------------------------------------------------------------------------------
General Mills, Inc. (l)                                                69,000         $  3,404,460
Nestle S.A                                                             71,494           21,783,958
PepsiCo, Inc.                                                          90,120            5,248,589
                                                                                      ------------
                                                                                      $ 30,437,007
--------------------------------------------------------------------------------------------------
Gaming & Lodging - 2.0%
--------------------------------------------------------------------------------------------------
Ladbrokes PLC                                                         759,360         $  5,802,892
William Hill Organization Ltd.                                        750,680            8,676,635
                                                                                      ------------
                                                                                      $ 14,479,527
--------------------------------------------------------------------------------------------------
General Merchandise - 1.1%
--------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                 184,720         $  8,317,942
--------------------------------------------------------------------------------------------------

Insurance - 6.1%
--------------------------------------------------------------------------------------------------
Assicurazioni Generali S.p.A                                          221,600         $  8,303,739
AXA                                                                   357,200           13,105,587
Genworth Financial, Inc., "A"                                         159,860            5,307,352
Lincoln National Corp.                                                 92,100            5,349,168
QBE Insurance Group Ltd.                                              313,041            5,323,402
Swiss Reinsurance Co. (l)                                              99,100            7,224,545
                                                                                      ------------
                                                                                      $ 44,613,793
--------------------------------------------------------------------------------------------------
Machinery & Tools - 0.8%
--------------------------------------------------------------------------------------------------
Atlas Copco AB, "A" (l)                                                94,360         $  2,786,826
Sandvik AB (l)                                                         45,220            2,941,228
                                                                                      ------------
                                                                                      $  5,728,054
--------------------------------------------------------------------------------------------------
Medical Equipment - 5.1%
--------------------------------------------------------------------------------------------------
DENTSPLY International, Inc.                                           94,760         $  5,654,329
Fisher Scientific International, Inc. (l)(n)                          149,180           10,524,649
Medtronic, Inc.                                                       183,280            9,185,994
Smith & Nephew PLC                                                    484,200            4,000,064
Waters Corp. (n)                                                      175,650            7,960,458
                                                                                      ------------
                                                                                      $ 37,325,494
--------------------------------------------------------------------------------------------------
Natural Gas  - Distribution - 0.5%
--------------------------------------------------------------------------------------------------
Tokyo Gas Co. Ltd. (l)                                                815,000         $  3,947,304
--------------------------------------------------------------------------------------------------

Network & Telecom - 0.8%
--------------------------------------------------------------------------------------------------
Ericsson, Inc., "B"                                                 1,661,030         $  5,909,373
--------------------------------------------------------------------------------------------------

Pharmaceuticals - 11.6%
--------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                       220,670         $ 11,677,856
GlaxoSmithKline PLC                                                   409,800           11,615,727
Johnson & Johnson                                                     379,280           22,229,601
Roche Holding AG                                                       97,300           14,946,923
Sanofi-Aventis (l)                                                    148,540           14,004,123
Schering AG (l)                                                        93,730           10,062,631
                                                                                      ------------
                                                                                      $ 84,536,861
--------------------------------------------------------------------------------------------------
Railroad & Shipping - 0.6%
--------------------------------------------------------------------------------------------------
Canadian National Railway Co.                                          88,886         $  3,991,870
--------------------------------------------------------------------------------------------------

Specialty Chemicals - 4.3%
--------------------------------------------------------------------------------------------------
Asahi Glass Co. Ltd.                                                  493,000         $  6,968,259
Kaneka Corp.                                                          229,000            2,584,591
L'Air Liquide S.A., Bearer Shares (l)                                  66,310           14,343,147
Praxair, Inc.                                                         133,220            7,477,639
                                                                                      ------------
                                                                                      $ 31,373,636
--------------------------------------------------------------------------------------------------
Specialty Stores - 2.0%
--------------------------------------------------------------------------------------------------
Esprit Holdings Ltd.                                                  489,000         $  3,916,667
Home Depot, Inc.                                                      115,120            4,596,742
NEXT PLC                                                              204,080            5,992,807
                                                                                      ------------
                                                                                      $ 14,506,216
--------------------------------------------------------------------------------------------------
Telecommunications - Wireless - 0.6%
--------------------------------------------------------------------------------------------------
Hutchison Telecommunications International Ltd. (n)                 2,509,000         $  4,433,405
--------------------------------------------------------------------------------------------------

Telephone Services - 0.7%
--------------------------------------------------------------------------------------------------
Singapore Telecommunications Ltd.                                   3,012,500         $  5,220,904
--------------------------------------------------------------------------------------------------

Utilities - Electric Power - 1.6%
--------------------------------------------------------------------------------------------------
E.ON AG (l)                                                            69,300         $  8,437,171
Iberdrola S.A                                                         107,270            3,493,299
                                                                                      ------------
                                                                                      $ 11,930,470
--------------------------------------------------------------------------------------------------
  TOTAL COMMON STOCKS (IDENTIFIED COST, $542,458,451)                                 $718,211,733
--------------------------------------------------------------------------------------------------

Rights - 0.0%
--------------------------------------------------------------------------------------------------
                                             STRIKE        FIRST
                                              PRICE     EXERCISE
--------------------------------------------------------------------------------------------------
Insurance - 0.0%
--------------------------------------------------------------------------------------------------
Swiss Reinsurance Co.                    CHF  92.25       4/28/06      99,100                   $0
--------------------------------------------------------------------------------------------------

Short-Term Obligations - 1.4%
--------------------------------------------------------------------------------------------------
ISSUER                                                             SHARES/PAR            VALUE ($)
--------------------------------------------------------------------------------------------------
General Electric Capital Corp., 4.82%, due 5/01/06,
at Amortized Cost (y)                                            $ 10,371,000         $ 10,371,000
--------------------------------------------------------------------------------------------------

Collateral for Securities Loaned - 11.2
--------------------------------------------------------------------------------------------------
Morgan Stanley Repurchase Agreement, 4.895%, dated 4/28/06, due
5/01/06, total to be received $72,855,870 (secured by various
U.S. Treasury and Federal Agency obligations in an individually
traded account), at Cost                                         $ 72,845,965         $ 72,845,965
Navigator Securities Lending Prime Portfolio, at Cost and
Net Asset Value                                                     9,117,550            9,117,550
--------------------------------------------------------------------------------------------------
  TOTAL COLLATERAL FOR SECURITIES LOANED                                              $ 81,963,515
--------------------------------------------------------------------------------------------------
  TOTAL INVESTMENTS (IDENTIFIED COST, $634,792,966) (k)                               $810,546,248
--------------------------------------------------------------------------------------------------

Other Assets, Less Liabilities - (11.0)%                                               (80,451,649)
--------------------------------------------------------------------------------------------------
  NET ASSETS - 100.0%                                                                 $730,094,599
--------------------------------------------------------------------------------------------------

(k) As of April 30, 2006, the fund had one security that was fair valued, aggregating $0 of market value, in accordance with the policies adopted by the Board of Trustees.
(l) All or a portion of this security is on loan.
(n) Non-income producing security.
(y) The rate shown represents an annualized yield at time of purchase.

Abbreviations have been used throughout this report to indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

CHF     Swiss Franc

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Assets and Liabilities (unaudited)

This statement represents your fund's balance sheet, which details the assets and liabilities comprising the total value of the fund.

AT 4/30/06

ASSETS
-------------------------------------------------------------------------------------------------------
Investments, at value, including $78,706,800 of securities on
loan (identified cost, $561,947,001)                               $737,700,283
Repurchase agreements, at value                                      72,845,965
-------------------------------------------------------------------------------------------------------
Total investments, at value (identified cost, $634,792,966)                                $810,546,248
-------------------------------------------------------------------------------------------------------
Foreign currency, at value (identified cost, $27,675)                    27,854
Receivable for investments sold                                       3,399,109
Receivable for fund shares sold                                         747,924
Interest and dividends receivable                                     1,425,521
Other assets                                                                273
-------------------------------------------------------------------------------------------------------
Total assets                                                                               $816,146,929
-------------------------------------------------------------------------------------------------------

LIABILITIES
-------------------------------------------------------------------------------------------------------
Payable to custodian                                                    $25,874
Payable for investments purchased                                     1,176,152
Payable for fund shares reacquired                                    2,361,653
Collateral for securities loaned, at value                           81,963,515
Payable to affiliates
  Management fee                                                         53,153
  Shareholder servicing costs                                           126,765
  Distribution and service fees                                          27,660
  Administrative services fee                                             1,233
  Retirement plan administration and services fees                          163
Payable for independent trustees' compensation                           57,863
Accrued expenses and other liabilities                                  258,299
-------------------------------------------------------------------------------------------------------
Total liabilities                                                                           $86,052,330
-------------------------------------------------------------------------------------------------------
Net assets                                                                                 $730,094,599
-------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF:
-------------------------------------------------------------------------------------------------------
Paid-in capital                                                    $483,592,809
Unrealized appreciation (depreciation) on investments and
translation of assets and liabilities in foreign currencies
(net of $1,722 deferred country tax)                                175,781,916
Accumulated net realized gain (loss) on investments and foreign
currency transactions                                                61,768,396
Undistributed net investment income                                   8,951,478
-------------------------------------------------------------------------------------------------------
Net assets                                                                                 $730,094,599
-------------------------------------------------------------------------------------------------------
Shares of beneficial interest outstanding                                                    25,893,606
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class A shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $445,252,349
  Shares outstanding                                                 15,544,589
-------------------------------------------------------------------------------------------------------
  Net asset value per share                                                                      $28.64
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/94.25Xnet asset value per
  share)                                                                                         $30.39
-------------------------------------------------------------------------------------------------------
Class B shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                       $151,838,139
  Shares outstanding                                                  5,582,390
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $27.20
-------------------------------------------------------------------------------------------------------
Class C shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $37,518,610
  Shares outstanding                                                  1,405,815
-------------------------------------------------------------------------------------------------------
  Net asset value and offering price per share                                                   $26.69
-------------------------------------------------------------------------------------------------------
Class I shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $53,843,421
  Shares outstanding                                                  1,850,294
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $29.10
-------------------------------------------------------------------------------------------------------
Class J shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $20,627,392
  Shares outstanding                                                    767,142
-------------------------------------------------------------------------------------------------------
  Net asset value and redemption price per share                                                 $26.89
-------------------------------------------------------------------------------------------------------
  Offering price per share (100/97.00Xnet asset value per
  share)                                                                                         $27.72
-------------------------------------------------------------------------------------------------------
Class R shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                        $13,570,211
  Shares outstanding                                                    478,264
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $28.37
-------------------------------------------------------------------------------------------------------
Class R1 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $893,878
  Shares outstanding                                                     32,919
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $27.15
-------------------------------------------------------------------------------------------------------
Class R2 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $419,187
  Shares outstanding                                                     15,381
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $27.25
-------------------------------------------------------------------------------------------------------
Class R3 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                         $5,195,723
  Shares outstanding                                                    184,098
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $28.22
-------------------------------------------------------------------------------------------------------

Statement of Assets and Liabilities (unaudited) - continued

Class R4 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                           $875,490
  Shares outstanding                                                     30,616
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $28.60
-------------------------------------------------------------------------------------------------------
Class R5 shares
-------------------------------------------------------------------------------------------------------
  Net assets                                                            $60,199
  Shares outstanding                                                      2,098
-------------------------------------------------------------------------------------------------------
  Net asset value, offering price, and redemption price per
  share                                                                                          $28.69
-------------------------------------------------------------------------------------------------------

On sales of $50,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B and Class C shares.

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statement of Operations (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

SIX MONTHS ENDED 4/30/06

NET INVESTMENT INCOME
------------------------------------------------------------------------------------------------------
Income
  Dividends                                                            $14,878,002
  Interest                                                                 306,566
  Foreign taxes withheld                                                  (393,687)
------------------------------------------------------------------------------------------------------
Total investment income                                                                    $14,790,881
------------------------------------------------------------------------------------------------------
Expenses
Management fee                                                          $3,123,708
Distribution and service fees                                            1,601,112
  Shareholder servicing costs                                              689,569
  Administrative services fee                                               41,800
  Retirement plan administration and services fees                           7,369
  Independent trustees' compensation                                        13,573
  Custodian fee                                                            141,666
  Shareholder communications                                                21,229
  Auditing fees                                                             24,996
  Legal fees                                                                 6,985
  Registration fees                                                        112,416
  Miscellaneous                                                             19,550
------------------------------------------------------------------------------------------------------
Total expenses                                                                              $5,803,973
------------------------------------------------------------------------------------------------------
  Fees paid indirectly                                                     (27,373)
  Reduction of expenses by investment adviser                               (4,894)
------------------------------------------------------------------------------------------------------
Net expenses                                                                                $5,771,706
------------------------------------------------------------------------------------------------------
Net investment income                                                                       $9,019,175
------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
------------------------------------------------------------------------------------------------------
Realized gain (loss) (identified cost basis)
  Investment transactions (net of $931 country tax)                    $61,787,533
  Foreign currency transactions                                             28,995
------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments and foreign
currency transactions                                                                      $61,816,528
------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation)
  Investments (net of $1,722 deferred country tax)                     $32,237,783
  Translation of assets and liabilities in foreign currencies               47,512
------------------------------------------------------------------------------------------------------
Net unrealized gain (loss) on investments and foreign
currency translation                                                                       $32,285,295
------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                                           $94,101,823
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                                      $103,120,998
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Statements of Changes in Net Assets

This statement describes the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

                                                                   SIX MONTHS ENDED         YEAR ENDED
                                                                            4/30/06           10/31/05
                                                                        (UNAUDITED)
CHANGE IN NET ASSETS
------------------------------------------------------------------------------------------------------
FROM OPERATIONS
------------------------------------------------------------------------------------------------------
Net investment income (loss)                                             $9,019,175          $(105,392)
Net realized gain (loss) on investments and foreign
currency transactions                                                    61,816,528         79,054,536
Net unrealized gain (loss) on investments and foreign
currency translation                                                     32,285,295         (1,606,833)
------------------------------------------------------------------------------------------------------
Change in net assets from operations                                   $103,120,998        $77,342,311
------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS
------------------------------------------------------------------------------------------------------
From net investment income
  Class I                                                                       $--           $(82,625)
  Class R                                                                        --             (1,632)
------------------------------------------------------------------------------------------------------
From net realized gain on investments and
foreign currency transactions
  Class A                                                               (18,099,702)                --
  Class B                                                                (6,962,364)                --
  Class C                                                                (1,607,519)                --
  Class I                                                                (1,898,929)                --
  Class J                                                                  (882,139)                --
  Class R                                                                  (585,544)                --
  Class R1                                                                  (31,501)                --
  Class R2                                                                   (8,875)                --
  Class R3                                                                 (159,137)                --
  Class R4                                                                   (4,035)                --
  Class R5                                                                   (2,344)                --
------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                           $(30,242,089)          $(84,257)
------------------------------------------------------------------------------------------------------
Change in net assets from fund share transactions                       $(5,694,111)      $(53,926,243)
------------------------------------------------------------------------------------------------------
Redemption fees                                                                 $--             $3,282
------------------------------------------------------------------------------------------------------
Total change in net assets                                              $67,184,798        $23,335,093
------------------------------------------------------------------------------------------------------

NET ASSETS
------------------------------------------------------------------------------------------------------
At beginning of period                                                  662,909,801        639,574,708
At end of period (including undistributed net investment
income of $8,951,478 and accumulated distributions in excess
of net investment income of $67,697)                                   $730,094,599       $662,909,801
------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

FINANCIAL STATEMENTS            Financial Highlights

The financial highlights table is intended to help you understand the fund's financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

                                            SIX MONTHS                               YEARS ENDED 10/31
                                                 ENDED    ----------------------------------------------------------------------
CLASS A                                        4/30/06           2005        2004              2003           2002         2001
                                           (UNAUDITED)
Net asset value, beginning
of period                                       $25.79         $22.92      $19.57            $16.55         $17.58       $22.88
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income
  (loss) (d)                                     $0.38          $0.06       $0.07             $0.03         $(0.00)(w)   $(0.01)
  Net realized and
  unrealized gain (loss)
  on investments and
  foreign currency                                3.64           2.81        3.28              2.99          (1.03)       (3.81)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                                       $4.02          $2.87       $3.35             $3.02         $(1.03)      $(3.82)
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain
  on investments and
  foreign currency
  transactions                                  $(1.17)           $--         $--               $--            $--       $(1.48)
  From paid-in capital                              --             --          --                --             --        (0.00)(w)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions
declared to shareholders                        $(1.17)           $--         $--               $--            $--       $(1.48)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                                          $28.64         $25.79      $22.92            $19.57         $16.55       $17.58
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                       16.05(n)       12.52       17.12(b)          18.25          (5.86)      (17.67)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions (f)                                    1.46(a)        1.55        1.52              1.65           1.62         1.59
Expenses after expense
reductions (f)                                    1.46(a)        1.55        1.52              1.65           1.62         1.59
Net investment income
(loss)                                            2.81(a)        0.22        0.30              0.19          (0.02)       (0.06)
Portfolio turnover                                  23             39          41                52             52           72
Net assets at end of
period (000 Omitted)                          $445,252       $402,985    $368,514          $345,783       $322,006     $348,129
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                            SIX MONTHS                               YEARS ENDED 10/31
                                                 ENDED    ----------------------------------------------------------------------
CLASS B                                        4/30/06           2005        2004              2003           2002         2001
                                           (UNAUDITED)
Net asset value, beginning
of period                                       $24.64         $22.06      $18.97            $16.18         $17.31       $22.52
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income
  (loss) (d)                                     $0.25         $(0.13)     $(0.10)           $(0.09)        $(0.14)      $(0.16)
  Net realized and
  unrealized gain (loss) on
  investments and foreign
  currency                                        3.48           2.71        3.19              2.88          (0.99)       (3.75)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                                       $3.73          $2.58       $3.09             $2.79         $(1.13)      $(3.91)
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions                         $(1.17)           $--         $--               $--            $--       $(1.30)
  From paid-in capital                              --             --          --                --             --        (0.00)(w)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions
declared to shareholders                        $(1.17)           $--         $--               $--            $--       $(1.30)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                                          $27.20         $24.64      $22.06            $18.97         $16.18       $17.31
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                       15.61(n)       11.70       16.29(b)          17.24          (6.53)      (18.28)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions (f)                                    2.21(a)        2.30        2.27              2.40           2.37         2.34
Expenses after expense
reductions (f)                                    2.21(a)        2.30        2.27              2.40           2.37         2.34
Net investment income
(loss)                                            1.98(a)       (0.53)      (0.45)            (0.56)         (0.79)       (0.81)
Portfolio turnover                                  23             39          41                52             52           72
Net assets at end of period
(000 Omitted)                                 $151,838       $148,434    $170,783          $177,713       $172,094     $220,855
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                            SIX MONTHS                               YEARS ENDED 10/31
                                                 ENDED    ----------------------------------------------------------------------
CLASS C                                        4/30/06           2005        2004              2003           2002         2001
                                           (UNAUDITED)
Net asset value, beginning
of period                                       $24.19         $21.66      $18.63            $15.89         $17.00       $22.16
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income
  (loss) (d)                                     $0.26         $(0.12)     $(0.09)           $(0.09)        $(0.14)      $(0.16)
  Net realized and
  unrealized gain (loss) on
  investments and foreign
  currency                                        3.41           2.65        3.12              2.83          (0.97)       (3.68)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment
operations                                       $3.67          $2.53       $3.03             $2.74         $(1.11)      $(3.84)
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions                         $(1.17)           $--         $--               $--            $--       $(1.32)
  From paid-in capital                              --             --          --                --             --        (0.00)(w)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions
declared to shareholders                        $(1.17)           $--         $--               $--            $--       $(1.32)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of
period                                          $26.69         $24.19      $21.66            $18.63         $15.89       $17.00
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                       15.65(n)       11.68       16.26(b)          17.24          (6.53)      (18.30)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions (f)                                    2.21(a)        2.30        2.27              2.40           2.37         2.34
Expenses after expense
reductions (f)                                    2.21(a)        2.30        2.27              2.40           2.37         2.34
Net investment income
(loss)                                            2.10(a)       (0.53)      (0.45)            (0.56)         (0.78)       (0.82)
Portfolio turnover                                  23             39          41                52             52           72
Net assets at end of period
(000 Omitted)                                  $37,519        $33,975     $32,785           $33,253        $31,594      $40,789
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                            SIX MONTHS                               YEARS ENDED 10/31
                                                 ENDED    ----------------------------------------------------------------------
CLASS I                                        4/30/06           2005        2004              2003           2002         2001
                                           (UNAUDITED)
Net asset value, beginning of
period                                          $26.15         $23.23      $19.78            $16.70         $17.69       $23.04
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                      $0.44          $0.12       $0.12             $0.09          $0.04        $0.02
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                                3.68           2.85        3.33              2.99          (1.03)       (3.83)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                 $4.12          $2.97       $3.45             $3.08         $(0.99)      $(3.81)
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net investment income                       $--         $(0.05)        $--               $--            $--          $--
  From net realized gain on
  investments and foreign
  currency transactions                          (1.17)            --          --                --             --        (1.54)
  From paid-in capital                              --             --          --                --             --        (0.00)(w)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                    $(1.17)        $(0.05)        $--               $--            $--       $(1.54)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $29.10         $26.15      $23.23            $19.78         $16.70       $17.69
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                          16.22(n)       12.79       17.44(b)          18.44          (5.60)      (17.54)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions (f)                                    1.21(a)        1.30        1.26              1.40           1.37         1.34
Expenses after expense
reductions (f)                                    1.21(a)        1.30        1.26              1.40           1.37         1.34
Net investment income                             3.26(a)        0.47        0.53              0.54           0.23         0.10
Portfolio turnover                                  23             39          41                52             52           72
Net assets at end of period (000
Omitted)                                       $53,843        $41,493     $37,781           $22,467         $2,325       $2,274
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                            SIX MONTHS                               YEARS ENDED 10/31
                                                 ENDED    ----------------------------------------------------------------------
CLASS J                                        4/30/06           2005        2004              2003           2002         2001
                                           (UNAUDITED)
Net asset value,
beginning of period                             $24.36         $21.80      $18.74            $15.97         $17.08       $22.36
-------------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM
INVESTMENT OPERATIONS
-------------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)               $0.26         $(0.11)     $(0.08)           $(0.09)        $(0.13)      $(0.15)
  Net realized and unrealized
  gain (loss) on investments and
  foreign currency                                3.44           2.67        3.14              2.86          (0.98)       (3.71)
-------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                 $3.70          $2.56       $3.06             $2.77         $(1.11)      $(3.86)
-------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED
TO SHAREHOLDERS
-------------------------------------------------------------------------------------------------------------------------------
  From net realized gain on
  investments and foreign
  currency transactions                         $(1.17)           $--         $--               $--            $--       $(1.42)
  From paid-in capital                              --             --          --                --             --        (0.00)(w)
-------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to
shareholders                                    $(1.17)           $--         $--               $--            $--       $(1.42)
-------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                  $26.89         $24.36      $21.80            $18.74         $15.97       $17.08
-------------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)(t)                       15.67(n)       11.74       16.33(b)          17.35          (6.50)      (18.29)
-------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
-------------------------------------------------------------------------------------------------------------------------------
Expenses before expense
reductions (f)                                    2.16(a)        2.25        2.22              2.34           2.32         2.29
Expenses after expense
reductions (f)                                    2.16(a)        2.25        2.22              2.34           2.32         2.29
Net investment income (loss)                      2.07(a)       (0.47)      (0.39)            (0.53)         (0.73)       (0.78)
Portfolio turnover                                  23             39          41                52             52           72
Net assets at end of period (000
Omitted)                                       $20,627        $19,136     $23,188           $24,701        $17,215      $15,446
-------------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                 SIX MONTHS               YEARS ENDED 10/31
                                                                      ENDED     --------------------------------------
CLASS R                                                             4/30/06         2005         2004          2003(i)
                                                                (UNAUDITED)
Net asset value, beginning of period                                 $25.59       $22.80       $19.51           $16.57
----------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------
Net investment income (loss) (d)                                      $0.33       $(0.01)       $0.01           $(0.05)
  Net realized and unrealized gain (loss) on
  investments and foreign currency                                     3.62         2.81         3.28             2.99
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                      $3.95        $2.80        $3.29            $2.94
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------
  From net investment income                                            $--       $(0.01)         $--              $--
  From net realized gain on investments and foreign
  currency transactions                                               (1.17)          --           --               --
----------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                         $(1.17)      $(0.01)         $--              $--
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                       $28.37       $25.59       $22.80           $19.51
----------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                               15.90(n)     12.26        16.86(b)         17.74(n)
----------------------------------------------------------------------------------------------------------------------
RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                 1.71(a)      1.81         1.76             1.83(a)
Expenses after expense reductions (f)                                  1.71(a)      1.81         1.76             1.83(a)
Net investment income (loss)                                           2.48(a)     (0.03)        0.06            (0.29)(a)
Portfolio turnover                                                       23           39           41               52
Net assets at end of period (000 Omitted)                           $13,570      $12,862       $5,994           $1,265
----------------------------------------------------------------------------------------------------------------------

                                                                                           SIX MONTHS       YEAR ENDED
CLASS R1                                                                                ENDED 4/30/06      10/31/05(i)
                                                                                          (UNAUDITED)

Net asset value, beginning of period                                                           $24.61           $23.89
----------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                                              $0.28           $(0.15)
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                                           3.43             0.87(g)
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                $3.71            $0.72
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign currency
  transactions                                                                                 $(1.17)             $--
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                 $27.15           $24.61
----------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                                         15.55(n)          3.01(n)
----------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                                           2.41(a)          2.50(a)
Expenses after expense reductions (f)                                                            2.31(a)          2.47(a)
Net investment income (loss)                                                                     2.22(a)         (1.06)(a)
Portfolio turnover                                                                                 23               39
Net assets at end of period (000 Omitted)                                                        $894             $672
----------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                                           SIX MONTHS       YEAR ENDED
CLASS R2                                                                                ENDED 4/30/06      10/31/05(i)
                                                                                          (UNAUDITED)
Net asset value, beginning of period                                                           $24.65           $23.89
----------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                                              $0.42           $(0.07)
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                                           3.35             0.83(g)
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                $3.77            $0.76
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign currency
  transactions                                                                                 $(1.17)             $--
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                 $27.25           $24.65
----------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                                         15.77(n)          3.18(n)
----------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                                           2.11(a)          2.21(a)
Expenses after expense reductions (f)                                                            1.96(a)          2.17(a)
Net investment income (loss)                                                                     3.27(a)         (0.56)(a)
Portfolio turnover                                                                                 23               39
Net assets at end of period (000 Omitted)                                                        $419             $185
----------------------------------------------------------------------------------------------------------------------

                                                                                                   YEARS ENDED 10/31
                                                                              SIX MONTHS     ------------------------------
CLASS R3                                                                   ENDED 4/30/06         2005             2004
                                                                             (UNAUDITED)
Net asset value, beginning of period                                              $25.48       $22.76           $19.51
----------------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------------
  Net investment income (loss) (d)                                                 $0.42       $(0.06)          $(0.03)
  Net realized and unrealized gain (loss) on investments and
  foreign currency                                                                  3.49         2.78             3.28
----------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                   $3.91        $2.72            $3.25
----------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign currency
  transactions                                                                    $(1.17)         $--              $--
----------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                    $28.22       $25.48           $22.76
----------------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                            15.81(n)     11.95            16.66(b)
----------------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS)
AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                              1.96(a)      2.06             2.00
Expenses after expense reductions (f)                                               1.86(a)      2.05             2.00
Net investment income (loss)                                                        3.18(a)     (0.25)           (0.15)
Portfolio turnover                                                                    23           39               41
Net assets at end of period (000 Omitted)                                         $5,196       $3,032             $530
----------------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Financial Highlights - continued

                                                                                           SIX MONTHS       YEAR ENDED
CLASS R4                                                                                ENDED 4/30/06      10/31/05(i)
                                                                                          (UNAUDITED)
Net asset value, beginning of period                                                           $25.77           $24.90
----------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                                     $0.97            $0.02
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                                           3.03             0.85(g)
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                $4.00            $0.87
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign currency
  transactions                                                                                 $(1.17)             $--
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                 $28.60           $25.77
----------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                                         15.99(n)          3.49(n)
----------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                                           1.62(a)          1.73(a)
Expenses after expense reductions (f)                                                            1.62(a)          1.73(a)
Net investment income                                                                            7.58(a)          0.13(a)
Portfolio turnover                                                                                 23               39
Net assets at end of period (000 Omitted)                                                        $875              $84
----------------------------------------------------------------------------------------------------------------------

                                                                                           SIX MONTHS       YEAR ENDED
CLASS R5                                                                                ENDED 4/30/06      10/31/05(i)
                                                                                          (UNAUDITED)
Net asset value, beginning of period                                                           $25.81           $24.90
----------------------------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS
----------------------------------------------------------------------------------------------------------------------
  Net investment income (d)                                                                     $0.41            $0.08
  Net realized and unrealized gain (loss) on investments
  and foreign currency                                                                           3.64             0.83(g)
----------------------------------------------------------------------------------------------------------------------
Total from investment operations                                                                $4.05            $0.91
----------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------------------------
  From net realized gain on investments and foreign currency
  transactions                                                                                 $(1.17)             $--
----------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                 $28.69           $25.81
----------------------------------------------------------------------------------------------------------------------
Total return (%) (r)(s)                                                                         16.16(n)          3.65(n)
----------------------------------------------------------------------------------------------------------------------

RATIOS (%) (TO AVERAGE NET ASSETS) AND SUPPLEMENTAL DATA:
----------------------------------------------------------------------------------------------------------------------
Expenses before expense reductions (f)                                                           1.31(a)          1.44(a)
Expenses after expense reductions (f)                                                            1.31(a)          1.44(a)
Net investment income                                                                            3.04(a)          0.54(a)
Portfolio turnover                                                                                 23               39
Net assets at end of period (000 Omitted)                                                         $60              $52
----------------------------------------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

Any redemption fees charged by the fund during the 2004 and 2005 fiscal years resulted in a per share impact of less than $0.01.
(a) Annualized.
(b) The fund's net asset value and total return calculation include a non-recurring accrual recorded as a result of an administrative proceeding regarding disclosure of brokerage allocation practices in connection with fund sales. The non-recurring accrual did not have a material impact on the net asset value per share based on the shares outstanding on the day the proceeds were recorded.
(d) Per share data are based on average shares outstanding.
(f) Ratios do not reflect reductions from fees paid indirectly.
(g) The per share amount is not in accordance with the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the amount of per share realized and unrealized gains and losses at such time.
(i) For the period from the class' inception, December 31, 2002 (Class R) and April 1, 2005 (Classes R1, R2, R4, and R5) through the stated period end.
(n) Not annualized.
(r) Certain expenses have been reduced without which performance would have been lower.
(s) From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.
(t) Total returns do not include any applicable sales charges.
(w) Per share amount was less than $0.01.

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1) BUSINESS AND ORGANIZATION

MFS Global Equity Fund (the fund) is a series of MFS Series Trust VI (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

GENERAL - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The fund can invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country's legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

INVESTMENT VALUATIONS - Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as reported by an independent pricing service on the market or exchange on which they are primarily traded. For securities for which there were no sales reported that day, equity securities are generally valued at the last quoted daily bid quotation as reported by an independent pricing service on the market or exchange on which they are primarily traded. Short-term instruments with a maturity at issuance of 397 days or less are generally valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at their net asset value per share. Securities and other assets generally valued on the basis of information from an independent pricing service may also be valued at a broker-dealer quotation. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates reported by an independent pricing service. The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund's investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund's valuation policies and procedures, market quotations are not considered to be readily available for many types of debt instruments. These investments are generally valued at fair value based on information from independent pricing services. These valuations can be based on both dealer-supplied valuations and electronic data processing techniques, which take into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. The adviser may rely on independent pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund's net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of investments used to determine the fund's net asset value may differ from quoted or published prices for the same investments. In addition, investments may be valued at fair value if the adviser determines that an investment's value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund's net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund's net asset value may be deemed to have a material affect on the value of securities traded in foreign markets. Accordingly, the fund's foreign equity securities may often be valued at fair value.

REPURCHASE AGREEMENTS - The fund may enter into repurchase agreements with institutions that the fund's investment adviser has determined are creditworthy. Each repurchase agreement is recorded at cost. The fund requires that the securities collateral in a repurchase transaction be transferred to the custodian in a manner sufficient to enable the fund to obtain those securities in the event of a default under the repurchase agreement. The fund monitors, on a daily basis, the value of the collateral to ensure that its value, including accrued interest, is greater than amounts owed to the fund under each such repurchase agreement. The fund, along with other affiliated entities of Massachusetts Financial Services Company (MFS), may utilize a joint trading account for the purpose of entering into one or more repurchase agreements.

FOREIGN CURRENCY TRANSLATION - Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

SECURITY LOANS - State Street Bank and Trust Company ("State Street") and J.P. Morgan Chase and Co. ("Chase"), as lending agents, may loan the securities of the fund to certain qualified institutions (the "Borrowers") approved by the fund. The loans are collateralized at all times by cash and/or U.S. Treasury securities in an amount at least equal to the market value of the securities loaned. State Street and Chase provide the fund with indemnification against Borrower default. The fund bears the risk of loss with respect to the investment of cash collateral. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agents. On loans collateralized by U.S. Treasury securities, a fee is received from the Borrower, and is allocated between the fund and the lending agents. Income from securities lending is included in interest income on the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

SHORT TERM FEES - For purchases made on or after July 1, 2004 and before April 1, 2005, the fund charged a 2% redemption fee on proceeds from Class A, Class B, Class C, and Class I shares redeemed or exchanged within 5 business days following their acquisition. Due to systems limitations associated with the transition from applying a 30 calendar day redemption fee to a 5 business day redemption fee, the fund did not impose redemption fees with respect to purchases made in June 2004 followed by redemptions made in July 2004. Effective April 1, 2005, the fund no longer charges a redemption fee. See the fund's prospectus for details. Any redemption fees charged are accounted for as an addition to paid-in capital.

INVESTMENT TRANSACTIONS AND INCOME - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. All discount is accreted for tax reporting purposes as required by federal income tax regulations. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements involving its portfolio holdings. Any proceeds received are reflected in realized gain/loss in the Statement of Operations, or in unrealized gain/loss if the security is still held by the fund.

FEES PAID INDIRECTLY - The fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. During the six months ended April 30, 2006, the fund's custodian fees were reduced by $25,903 under this arrangement. The fund has entered into a commission recapture agreement, under which certain brokers will credit the fund a portion of the commissions generated, to offset certain expenses of the fund. For the six months ended April 30, 2006, the fund's custodian expenses were reduced by $1,470 under this agreement. These amounts are shown as a reduction of total expenses on the Statement of Operations. Effective January 1, 2006, the commission recapture agreement was terminated.

TAX MATTERS AND DISTRIBUTIONS - The fund intends to continue to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. Accordingly, no provision for federal income tax is required in the financial statements. Foreign taxes, if any, have been accrued by the fund in the accompanying financial statements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to net operating losses, wash sale loss deferrals, foreign currency transactions, treating a portion of the proceeds from redemptions as a distribution for tax purposes, and foreign taxes.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders is as follows:

                                                      OCTOBER 31, 2005

          Ordinary income (including any
          short-term capital gains)                            $84,257
          ------------------------------------------------------------

The fund declared no distributions for the year ended October 31, 2004.

The federal tax cost and the tax basis components of distributable earnings were as follows:

          AS OF APRIL 30, 2006

          Cost of investments                                $634,837,054
          ---------------------------------------------------------------
          Gross appreciation                                  194,033,577
          Gross depreciation                                  (18,324,383)
          ---------------------------------------------------------------
          Net unrealized appreciation (depreciation)         $175,709,194

          AS OF OCTOBER 31, 2005

          Undistributed long-term capital gain                $30,238,045
          Other temporary differences                             (84,853)
          Net unrealized appreciation (depreciation)          143,469,689

The aggregate cost above includes prior fiscal year end tax adjustments.

MULTIPLE CLASSES OF SHARES OF BENEFICIAL INTEREST - The fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on daily net assets of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

INVESTMENT ADVISER - The fund has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities.

The management fee is computed daily and paid monthly at the following annual rates:

          First $1 billion of average daily net assets               0.90%
          Next $1 billion of average daily net assets                0.75%
          Average daily net assets in excess of $2 billion           0.65%

The management fee incurred for the six months ended April 30, 2006 was equivalent to an annual effective rate of 0.90% of the fund's average daily net assets.

DISTRIBUTOR - MFS Fund Distributors, Inc. (MFD), a wholly owned subsidiary of MFS, as distributor, received $23,502 for the six months ended April 30, 2006, as its portion of the initial sales charge on sales of Class A shares of the fund.

The Board of Trustees has adopted a distribution plan for certain class shares pursuant to Rule 12b-1 of the Investment Company Act of 1940.

The fund's distribution plan provides that the fund will pay MFD for services provided by MFD and financial intermediaries in connection with the distribution and servicing of certain share classes. One component of the plan is a distribution fee paid to MFD and another component of the plan is a service fee paid to MFD. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Distribution Fee Plan Table:
                                               TOTAL      ANNUAL   DISTRIBUTION
            DISTRIBUTION      SERVICE   DISTRIBUTION   EFFECTIVE    AND SERVICE
                FEE RATE     FEE RATE        PLAN(1)     RATE(2)            FEE

Class A            0.10%        0.25%          0.35%       0.25%       $528,916
Class B            0.75%        0.25%          1.00%       1.00%        756,973
Class C            0.75%        0.25%          1.00%       1.00%        176,417
Class J(3)         0.70%        0.25%          0.95%       0.95%         91,734
Class R            0.25%        0.25%          0.50%       0.50%         33,490
Class R1           0.50%        0.25%          0.75%       0.75%          2,921
Class R2           0.25%        0.25%          0.50%       0.50%            753
Class R3           0.25%        0.25%          0.50%       0.50%          9,593
Class R4              --        0.25%          0.25%       0.25%            315
-------------------------------------------------------------------------------
Total Distribution and Service Fees                                  $1,601,112

(1) In accordance with the distribution plan for certain classes, the fund pays distribution and/or service fees up to these annual percentage rates of each class' average daily net assets.
(2) The annual effective rates represent actual fees incurred under the distribution plan for the six months ended April 30, 2006 based on each class' average daily net assets. Payment of the 0.10% annual Class A distribution fee is not yet implemented and will commence on such date as the fund's Board of Trustees may determine.
(3) Includes fees that MFD pays to financial intermediaries and for services rendered as the fund's agent company in Japan.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within 12 months of purchase. Class B shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within six years of purchase. All contingent deferred sales charges are paid to MFD and during the six months ended April 30, 2006, were as follows:

                                                      AMOUNT

              Class A                                $18,349
              Class B                                $60,670
              Class C                                   $809

SHAREHOLDER SERVICING AGENT - The fund pays a portion of shareholder servicing costs to MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS. MFSC receives a fee from the fund, for its services as shareholder servicing agent, set periodically under the supervision of the fund's Board of Trustees. For the six months ended April 30, 2006, the fee was $331,777 which equated to 0.0956% annually of the fund's average daily net assets. MFSC also receives payment from the fund for out-of-pocket and sub-accounting expenses paid by MFSC on behalf of the fund. For the six months ended April 30, 2006, these costs amounted to $186,521.

ADMINISTRATOR - MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to certain funds for which MFS acts as investment adviser. Under an administrative services agreement, the funds may partially reimburse MFS the costs incurred to provide these services, subject to review and approval by the Board of Trustees. Each fund is charged a fixed amount plus a fee based on calendar year average net assets. From July 1, 2005 through March 31, 2006, the fund's annual fixed amount was $10,000. Effective April 1, 2006, the fund's annual fixed amount is $17,500. The administrative services fee incurred for the six months ended April 30, 2006 was equivalent to an annual effective rate of 0.0120% of the fund's average daily net assets.

In addition to the administrative services provided by MFS to the fund as described above, MFS is responsible for providing certain retirement plan administration and services with respect to certain shares. These services include various administrative, recordkeeping, and communication/educational services with respect to the retirement plans which invest in these shares, and may be provided directly by MFS or by a third party. MFS may subsequently pay all, or a portion, of the retirement plan administration and services fee to affiliated or unaffiliated third parties. For the six months ended April 30, 2006, the fund paid MFS an annual retirement plan administration and services fee up to the following annual percentage rates of each class' average daily net assets:

                                                         ANNUAL
                                                      EFFECTIVE           TOTAL
                                       FEE RATE         RATE(1)          AMOUNT

Class R1                                  0.45%           0.35%          $1,753
Class R2                                  0.40%           0.25%             602
Class R3                                  0.25%           0.15%           4,797
Class R4                                  0.15%           0.15%             189
Class R5                                  0.10%           0.10%              28
-------------------------------------------------------------------------------
Total Retirement Plan Administration and Services Fees                   $7,369

(1) Effective October 1, 2005, MFS has contractually agreed to waive a portion of the retirement plan administration and services fee equal to 0.10% for Class R1 shares, 0.15% for Class R2 shares, and 0.10% for Class R3 shares. This agreement will continue until at least September 30, 2007. For the six months ended April 30, 2006, this waiver amounted to $2,534 and is reflected as a reduction of total expenses in the Statement of Operations.

TRUSTEES' AND OFFICERS' COMPENSATION - The fund pays compensation to Independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC. The fund has an unfunded, defined benefit plan for retired Independent Trustees which resulted in a pension expense of $3,174. The fund also has an unfunded retirement benefit deferral plan for certain current Independent Trustees which resulted in an expense of $1,418. Both amounts are included in Independent trustees' compensation for the six months ended April 30, 2006. The deferred liability for retirement benefits payable to retired Trustees and certain current Trustees amounted to $29,827 and $25,903, respectively, at April 30, 2006, and is included in payable for independent trustees' compensation.

OTHER - This fund and certain other MFS funds (the funds) have entered into a services agreement (the Agreement) which provides for payment of fees by the funds to Tarantino LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) for the funds. The ICCO is an officer of the funds and the sole member of Tarantino LLC. The funds can terminate the Agreement with Tarantino LLC at any time under the terms of the Agreement. For the six months ended April 30, 2006, the fee paid to Tarantino LLC was $2,855. MFS has agreed to reimburse the fund for a portion of the payments made by the funds to Tarantino LLC in the amount of $2,360, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations, aggregated $158,129,692 and $192,849,531, respectively.

(5) SHARES OF BENEFICIAL INTEREST

The fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:


                                      SIX MONTHS ENDED 4/30/06           YEAR ENDED 10/31/05(i)
                                       SHARES         AMOUNT             SHARES         AMOUNT

Shares sold
  Class A                              1,908,011      $51,638,331        4,169,984      $104,075,188
  Class B                                594,185       15,263,475        1,261,711        30,176,056
  Class C                                132,232        3,348,245          291,873         6,844,927
  Class I                                357,505        9,915,250          610,393        15,444,916
  Class J                                172,737        4,399,078          214,359         5,101,163
  Class R                                 59,274        1,593,210          418,220        10,252,746
  Class R1                                 9,193          232,726           28,959           704,849
  Class R2                                 7,742          198,165            8,005           193,992
  Class R3                                99,396        2,674,516          126,604         3,177,335
  Class R4                                37,328        1,031,961            3,277            83,356
  Class R5                                    --               --            2,008            50,000
----------------------------------------------------------------------------------------------------
                                       3,377,603      $90,294,957        7,135,393      $176,104,528

Shares issued to shareholders
in reinvestment of distributions
  Class A                                664,995      $17,230,036               --               $--
  Class B                                259,672        6,406,116               --                --
  Class C                                 59,990        1,452,354               --                --
  Class I                                 72,189        1,898,580            3,322            82,567
  Class J                                    103            2,514               --                --
  Class R                                 22,642          581,662               67             1,642
  Class R1                                 1,279           31,501               --                --
  Class R2                                   359            8,875               --                --
  Class R3                                 6,224          159,128               --                --
  Class R4                                   156            4,035               --                --
  Class R5                                    90            2,344               --                --
----------------------------------------------------------------------------------------------------
                                       1,087,699      $27,777,145            3,389           $84,209

Shares reacquired
  Class A                             (2,652,682)    $(71,760,783)      (4,622,434)    $(115,713,383)
  Class B                             (1,296,553)     (33,436,464)      (2,978,747)      (71,428,594)
  Class C                               (190,763)      (4,804,507)        (400,975)       (9,447,612)
  Class I                               (165,894)      (4,570,181)        (653,604)      (16,583,343)
  Class J                               (191,208)      (4,850,848)        (492,373)      (11,644,337)
  Class R                               (106,264)      (2,869,775)        (178,523)       (4,464,506)
  Class R1                                (4,865)        (124,563)          (1,647)          (40,727)
  Class R2                                  (236)          (6,257)            (489)          (12,251)
  Class R3                               (40,515)      (1,064,526)         (30,917)         (780,227)
  Class R4                               (10,145)        (278,309)               --               --
----------------------------------------------------------------------------------------------------
                                      (4,659,125)   $(123,766,213)      (9,359,709)    $(230,114,980)

Net change
  Class A                                (79,676)     $(2,892,416)        (452,450)     $(11,638,195)
  Class B                               (442,696)     (11,766,873)      (1,717,036)      (41,252,538)
  Class C                                  1,459           (3,908)        (109,102)       (2,602,685)
  Class I                                263,800        7,243,649          (39,889)       (1,055,860)
  Class J                                (18,368)        (449,256)        (278,014)       (6,543,174)
  Class R                                (24,348)        (694,903)         239,764         5,789,882
  Class R1                                 5,607          139,664           27,312           664,122
  Class R2                                 7,865          200,783            7,516           181,741
  Class R3                                65,105        1,769,118           95,687         2,397,108
  Class R4                                27,339          757,687            3,277            83,356
  Class R5                                    90            2,344            2,008            50,000
----------------------------------------------------------------------------------------------------
                                        (193,823)     $(5,694,111)      (2,220,927)     $(53,926,243)

(i) For the period from the class' inception, April 1, 2005 (Classes R1, R2,
    R4, and R5) through the stated period end.

(6) LINE OF CREDIT

The fund and other affiliated funds participate in a $1 billion unsecured line of credit provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus 0.35%. In addition, a commitment fee, based on the average daily, unused portion of the line of credit, is allocated among the participating funds at the end of each calendar quarter. The commitment fee allocated to the fund for the six months ended April 30, 2006 was $2,361, and is included in miscellaneous expense on the Statement of Operations. The fund had no significant borrowings during the six months ended April 30, 2006.

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board's most recent review and renewal of the Fund's investment advisory agreement is available by clicking on the fund's name under "Select a fund" on the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds' proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC's Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The trust will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The trust's Form N-Q may be reviewed and copied at the:
  Public Reference Room
  Securities and Exchange Commission
  100 F Street, NE, Room 1580
  Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-202-551-5850. The trust's Form N-Q is available on the EDGAR database on the Commission's Internet Web site at http://www.sec.gov, and copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

A shareholder can also obtain the quarterly portfolio holdings report at mfs.com.

CONTACT INFORMATION

INVESTOR SERVICE

Write to us at: MFS Service Center, Inc.
                P.O. Box 55824
                Boston, MA 02205-5824

Type of Information            Phone number           Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606         8 a.m. to 8 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576         9 a.m. to 5 p.m., any
                                                      business day
-------------------------------------------------------------------------------
Shares prices, account         1-800-MFS-TALK
balances exchanges             (1-800-637-8255)       24 hours a day, 365 days a
or stock and bond outlooks     touch-tone required    year
-------------------------------------------------------------------------------


M F S(SM)
INVESTMENT MANAGEMENT(R)

MFS Investment Management(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.
                                                              LGE-SEM-6/06 31M

ITEM 2.  CODE OF ETHICS.

The Registrant has not amended any provision in its Code of Ethics (the "Code") that relates to any element of the Code's definition enumerated in paragraph (b) of Item 2 of this Form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.  SCHEDULE OF INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant's Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A or this Item.

ITEM 11.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.  EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

    (1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

    (2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2): Attached hereto.

(b) If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed "filed" for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

                                     NOTICE

A copy of the Amended and Restated Declaration of Trust of the Registrant is on file with the Secretary of State of the Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS SERIES TRUST VI
             ------------------------------------------------------------------


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President

Date: June 23, 2006
      -------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* MARIA F. DWYER
                          -----------------------------------------------------
                          Maria F. Dwyer, President (Principal Executive
                          Officer)

Date: June 23, 2006
      -------------


By (Signature and Title)* TRACY ATKINSON
                          -----------------------------------------------------
                          Tracy Atkinson, Treasurer (Principal Financial Officer and Accounting Officer)

Date: June 23, 2006
      -------------


*  Print name and title of each signing officer under his or her signature.